UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

2020 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: June 30, 2015

Item 1. Reports to Shareholders.

SSGA Master Trust

Annual Report June 30, 2015

SSGA MULTI-ASSET REAL RETURN PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	SPDR S&P GLOBAL NATURAL RESOURCES ETF	POWERSHARES DB COMMODITY INDEX TRACKING FUND	SPDR BARCLAYS TIPS ETF	SPDR DOW JONES REIT ETF	SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
MARKET VALUE	$39,483,520	26,344,008	22,321,147	13,345,286	12,000,886
% OF NET ASSETS	27.8	18.6	15.7	9.4	8.5

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF NET ASSETS
Natural Resources	37.9%
Inflation Linked	20.3
Commodities	18.6
Real Estate	17.8
Short Term Investments	4.7
Other Assets & Liabilities	0.7
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA INCOME ALLOCATION PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	SPDR BARCLAYS HIGH YIELD BOND ETF	SPDR BARCLAYS LONG TERM CORPORATE BOND ETF	SPDR BARCLAYS LONG TERM TREASURY ETF	SPDR DOW JONES REIT ETF	WISDOMTREE EUROPE HEDGED EQUITY FUND
MARKET VALUE	$20,028,371	17,006,197	8,556,943	8,318,855	7,159,037
% OF NET ASSETS	16.5	14.0	7.1	6.9	5.9

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF NET ASSETS
Domestic Fixed Income	44.6%
International Equity	22.5
Domestic Equity	15.0
Real Estate	10.9
International Fixed Income	3.0
Short Term Investments	2.3
Inflation Linked	1.5
Other Assets & Liabilities	0.2
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA GLOBAL ALLOCATION PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	SPDR BARCLAYS HIGH YIELD BOND ETF	SPDR S&P WORLD EX-US ETF	SPDR S&P 500 ETF TRUST	SPDR BARCLAYS LONG TERM CORPORATE BOND ETF	WISDOMTREE JAPAN HEDGED EQUITY FUND
MARKET VALUE	$23,038,516	22,075,634	12,987,076	11,596,510	10,670,431
% OF NET ASSETS	15.9	15.2	9.0	8.0	7.4

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF JUNE 30, 2015*

PERCENT OF NET ASSETS
International Equity	33.5%
Domestic Fixed Income	30.0
Domestic Equity	15.0
Real Estate	8.9
Inflation Linked	2.0
Short Term Investments	10.4
Other Assets & Liabilities	0.2
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	AVAYA, INC. 6.25%, 5/29/20	SCIENTIFIC GAMES INTERNATIONAL, INC. 6.00%, 10/1/21	DELL, INC. 4.00%, 4/29/20	H.J. HEINZ CO. 3.25%, 6/5/20	FIRST DATA CORP. 3.69%, 3/24/18
MARKET VALUE	$13,445,201	12,886,192	11,961,085	11,809,175	10,965,388
% OF NET ASSETS	2.0	1.9	1.8	1.8	1.6

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF NET ASSETS
Software	11.2%
Hotels, Restaurants & Leisure	7.6
Media	6.6
Specialty Retail	4.5
Commercial Services & Supplies	3.7
Health Care Providers & Services	3.6
Pharmaceuticals	3.5
Wireless Telecommunication Services	3.5
Food & Staples Retailing	3.3
Machinery	3.1
Food Products	3.0
Metals & Mining	3.0
IT Services	2.9
Oil, Gas & Consumable Fuels	2.9
Health Care Equipment & Supplies	2.7
Chemicals	2.6
Containers & Packaging	2.6
Multiline Retail	2.4
Insurance	2.1
Technology Hardware, Storage & Peripherals	2.1
Internet Software & Services	1.9
Semiconductors & Semiconductor Equipment	1.7
Diversified Consumer Services	1.6
Energy Equipment & Services	1.6
Personal Products	1.6

PERCENT OF NET ASSETS
Real Estate Management & Development	1.6%
Diversified Financial Services	1.5
Electronic Equipment, Instruments & Components	1.4
Independent Power & Renewable Electricity Producers	1.4
Communications Equipment	1.2
Electric Utilities	1.2
Life Sciences Tools & Services	1.2
Professional Services	1.2
Airlines	1.1
Auto Components	0.7
Health Care Technology	0.7
Automobiles	0.6
Diversified Telecommunication Services	0.6
Household Durables	0.6
Marine	0.6
Distributors	0.4
Internet & Catalog Retail	0.4
Multi-utilities	0.4
Leisure Products	0.3
Short Term Investments	1.8
Other Assets & Liabilities	(4.2)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	TREASURY NOTES 0.88%, 4/30/17	GOLDEN CREDIT CARD TRUST 0.53%, 3/15/19	TREASURY NOTES 0.88%, 9/15/16	MERCEDES-BENZ MASTER OWNER TRUST 0.51%, 4/15/19	DIAGEO FINANCE BV 5.30%, 10/28/15
MARKET VALUE	$623,148	583,450	553,180	500,136	492,069
% OF NET ASSETS	3.9	3.6	3.5	3.1	3.1

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF NET ASSETS
Banks	23.3%
Automobiles	21.2
U.S. Treasury Obligations	10.5
Credit Card Receivables	8.9
Diversified Financial Services	8.4
Beverages	6.1
Oil, Gas & Consumable Fuels	5.3
Consumer Finance	2.5
Media	2.2
Aerospace & Defense	1.6
Communications Equipment	1.6
Chemicals	1.3
Metals & Mining	1.2
Student Loan ABS	1.1
Internet Software & Services	1.0
Road & Rail	0.7
Short Term Investments	3.0
Other Assets & Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	FREDDIE MAC REMICS 3.00%, 6/15/44	FREDDIE MAC GOLD POOL 3.00%, 4/1/45	FREDDIE MAC GOLD POOL 3.50%, 4/1/45	FANNIE MAE POOL 3.00%, 4/1/45	FREDDIE MAC REMICS 3.00%, 2/15/44
MARKET VALUE	$20,187,500	19,738,964	18,399,830	17,635,878	14,942,502
% OF NET ASSETS	2.7	2.6	2.0	2.4	1.6

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF NET ASSETS
U.S. Government Agency Obligations	35.0%
Commercial Mortgage Backed Securities	18.9
U.S. Treasury Obligations	4.7
Banks	3.2
Oil, Gas & Consumable Fuels	2.2
Diversified Financial Services	2.1
Media	1.7
Hotels, Restaurants & Leisure	1.7
Electric Utilities	1.6
Food Products	1.3
Software	1.1
Chemicals	1.1
Specialty Retail	1.0
Sovereign	0.9
Health Care Providers & Services	0.9
Machinery	0.7
Telecommunications	0.7
Metals & Mining	0.7
Containers & Packaging	0.6
Trading Companies & Distributors	0.6
Commercial Services & Supplies	0.5
Insurance	0.5
Auto Components	0.5
Airlines	0.4
Diversified Telecommunication Services	0.4
Capital Markets	0.4
Industrial	0.4
Electronic Equipment, Instruments & Components	0.4

PERCENT OF NET ASSETS
Internet Retail	0.3%
Agriculture	0.3
Transportation	0.3
Life Sciences, Tools & Services	0.2
Paper & Forest Products	0.2
Pharmaceuticals	0.2
Food & Staples Retailing	0.2
Real Estate Investment Trusts	0.2
Distributors	0.2
IT Services	0.2
Household Durables	0.2
Multiline Retail	0.2
Road & Rail	0.2
Health Care Equipment & Supplies	0.2
Communications	0.1
Building Materials	0.1
Aerospace & Defense	0.1
Personal Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Beverages	0.1
Semiconductors & Semiconductor Equipment	0.1
Building Products	0.0 **
Construction & Engineering	0.0 **
Short Term Investment	20.5
Other Assets & Liabilities	(8.5)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	APPLE, INC.	JPMORGAN CHASE & CO.	VALERO ENERGY CORP.	ANTHEM, INC.	ELECTRONIC ARTS, INC.
MARKET VALUE	$158,914	127,795	117,125	115,226	111,720
% OF NET ASSETS	5.4	4.3	4.0	3.9	3.8

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF NET ASSETS
Health Care Providers & Services	8.4%
Insurance	7.9
Pharmaceuticals	7.8
Technology Hardware, Storage & Peripherals	7.4
Oil, Gas & Consumable Fuels	7.3
Software	7.2
Aerospace & Defense	6.8
Banks	6.8
Food & Staples Retailing	3.8
Hotels, Restaurants & Leisure	3.5
Tobacco	3.4
Chemicals	3.3
Specialty Retail	2.9
Internet Software & Services	2.9
Media	2.4
Diversified Telecommunication Services	2.3
Real Estate Investment Trusts	2.2
Independent Power & Renewable Electricity Producers	2.1
Internet & Catalog Retail	2.0
Biotechnology	1.7
Health Care Equipment & Supplies	1.3
Household Products	1.2
Building Products	1.2
Consumer Finance	1.2
Food Products	1.1
Multiline Retail	0.9
Short Term Investments	0.9
Other Assets & Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	APPLE, INC.	LYONDELLBASELL INDUSTRIES NV	ELECTRONIC ARTS, INC.	COMCAST CORP.	KROGER CO.
MARKET VALUE	$376,400	246,792	233,681	232,441	220,576
% OF NET ASSETS	6.2	4.1	3.9	3.8	3.6

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF NET ASSETS
Software	10.2%
Technology Hardware, Storage & Peripherals	6.2
IT Services	5.7
Internet Software & Services	5.7
Food & Staples Retailing	5.2
Hotels, Restaurants & Leisure	4.7
Media	4.6
Biotechnology	4.5
Health Care Providers & Services	4.5
Pharmaceuticals	4.4
Specialty Retail	4.3
Chemicals	4.1
Oil, Gas & Consumable Fuels	4.0
Tobacco	4.0
Insurance	3.7
Health Care Equipment & Supplies	3.2
Diversified Telecommunication Services	2.6
Internet & Catalog Retail	2.5
Food Products	2.3
Beverages	2.0
Machinery	1.9
Real Estate Investment Trusts	1.9
Auto Components	1.3
Multiline Retail	1.2
Aerospace & Defense	1.1
Household Durables	1.1
Road & Rail	0.9
Consumer Finance	0.6
Communications Equipment	0.4
Short Term Investments	1.1
Other Assets & Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	JPMORGAN CHASE & CO.	WELLS FARGO & CO.	ANTHEM, INC.	EXXON MOBIL CORP.	ELECTRONIC ARTS, INC.
MARKET VALUE	$154,832	133,514	112,764	111,155	106,067
% OF NET ASSETS	5.3	4.6	3.9	3.8	3.6

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF NET ASSETS
Banks	12.5%
Insurance	12.3
Oil, Gas & Consumable Fuels	11.2
Health Care Providers & Services	8.5
Pharmaceuticals	7.3
Aerospace & Defense	6.1
Hotels, Restaurants & Leisure	3.9
Software	3.7
Chemicals	3.4
Real Estate Investment Trusts	3.2
Semiconductors & Semiconductor Equipment	3.1
Specialty Retail	2.7
Auto Components	2.6
Independent Power & Renewable Electricity Producers	2.5
Food Products	2.4
Internet Software & Services	2.3
Multi-utilities	2.0
Food & Staples Retailing	1.9
Consumer Finance	1.3
Electric Utilities	1.2
Beverages	1.1
Capital Markets	0.9
Technology Hardware, Storage & Peripherals	0.9
Health Care Equipment & Supplies	0.7
Household Durables	0.7
Multiline Retail	0.6
Short Term Investments	0.9
Other Assets & Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

STATE STREET RISK AWARE PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	CAPITAL BANK FINANCIAL CORP. (CLASS A)	STERICYCLE, INC.	MCDONALD’S CORP.	PROCTER & GAMBLE CO.	AUTOZONE, INC.
MARKET VALUE	$106,484	97,486	95,545	88,568	84,696
% OF NET ASSETS	5.4	5.0	4.9	4.5	4.3

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF NET ASSETS
Pharmaceuticals	11.6%
Banks	7.1
Machinery	5.9
Oil, Gas & Consumable Fuels	5.8
Beverages	5.4
Commercial Services & Supplies	5.4
Diversified Telecommunication Services	5.4
Hotels, Restaurants & Leisure	4.9
Household Products	4.5
Specialty Retail	4.3
Food Products	4.2
Diversified Financial Services	4.0
Biotechnology	3.5
Multiline Retail	2.9
Multi-utilities	2.7
Software	2.6
Real Estate Investment Trusts	2.5
Health Care Equipment & Supplies	2.1
Chemicals	1.4
Food & Staples Retailing	1.4
Insurance	1.4
Communications Equipment	1.3
Semiconductors & Semiconductor Equipment	1.3
Professional Services	1.1
Media	1.0
Energy Equipment & Services	0.9
Road & Rail	0.9
Electrical Equipment	0.6
Trading Companies & Distributors	0.6
Household Durables	0.5
Metals & Mining	0.5
Internet Software & Services	0.4
Capital Markets	0.3
Aerospace & Defense	0.3
Electronic Equipment, Instruments & Components	0.2
IT Services	0.2
Technology Hardware, Storage & Peripherals	0.2
Diversified Consumer Services	0.1
Paper & Forest Products	0.1
Short Term Investments	0.4
Other Assets & Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2015

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 94.6%
COMMODITIES — 18.6%
PowerShares DB Commodity Index Tracking Fund (a) (b)	1,463,556	$26,344,008
PowerShares DB Oil Fund (a) (b)	786	11,476

		26,355,484

INFLATION LINKED — 20.3%
SPDR Barclays TIPS ETF (c)	400,523	22,321,147
SPDR DB International Government Inflation-Protected Bond ETF (c)	119,100	6,539,781

		28,860,928

NATURAL RESOURCES — 37.9%
Energy Select Sector SPDR Fund (c)	88,920	6,683,227
PowerShares Global Agriculture Portfolio	140,571	4,169,336
SPDR S&P Global Natural Resources ETF (c)	938,966	39,483,520
SPDR S&P International Energy Sector ETF (c)	144,816	2,802,190
SPDR S&P Metals & Mining ETF (c)	25,451	619,223

		53,757,496

REAL ESTATE — 17.8%
SPDR Dow Jones International Real Estate ETF (c)	286,691	12,000,886
SPDR Dow Jones REIT ETF (c)	158,157	13,345,286

		25,346,172

TOTAL EXCHANGE TRADED PRODUCTS (Cost $152,237,992)		134,320,080

SHORT TERM INVESTMENT — 4.7%
MONEY MARKET FUND — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d) (Cost $6,724,192)	6,724,192	6,724,192

TOTAL INVESTMENTS — 99.3% (e) (Cost $158,962,184)		141,044,272
OTHER ASSETS & LIABILITIES — 0.7%		951,260

NET ASSETS — 100.0%		$141,995,532

(a)	Qualified Publicly Traded Partnerships
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (Note 2).

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2015

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 97.5%
DOMESTIC EQUITY — 15.0%
Consumer Discretionary Select Sector SPDR Fund (a)	32,130	$2,457,303
Health Care Select Sector SPDR Fund (a)	33,002	2,455,019
SPDR S&P Dividend ETF (a)	63,111	4,809,689
SPDR Wells Fargo Preferred Stock ETF (a)	138,428	6,006,391
Technology Select Sector SPDR Fund (a)	57,368	2,375,035

		18,103,437

DOMESTIC FIXED INCOME — 44.6%
SPDR Barclays Convertible Securities ETF (a)	126,174	6,002,097
SPDR Barclays High Yield Bond ETF (a)	521,165	20,028,371
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	72,189	2,449,373
SPDR Barclays Long Term Corporate Bond ETF (a)	444,142	17,006,197
SPDR Barclays Long Term Treasury ETF (a)	125,248	8,556,943

		54,042,981

INFLATION LINKED — 1.5%
SPDR Barclays TIPS ETF (a)	33,157	1,847,840

INTERNATIONAL EQUITY — 22.5%
SPDR S&P Emerging Markets Dividend ETF (a)	36,433	1,192,452
SPDR S&P Global Infrastructure ETF (a)	76,611	3,573,137
SPDR S&P International Dividend ETF (a)	85,886	3,561,693
SPDR STOXX Europe 50 ETF (a)	136,012	4,729,137
WisdomTree Europe Hedged Equity Fund	116,237	7,159,037
WisdomTree Japan Hedged Equity Fund	123,670	7,073,924

		27,289,380

INTERNATIONAL FIXED INCOME — 3.0%
SPDR Barclays Emerging Markets Local Bond ETF (a)	135,253	3,662,651

REAL ESTATE — 10.9%
SPDR Dow Jones International Real Estate ETF (a)	116,337	4,869,867
SPDR Dow Jones REIT ETF (a)	98,588	8,318,855

		13,188,722

TOTAL EXCHANGE TRADED PRODUCTS (Cost: $119,203,556)		118,135,011

Security Description	Shares	Value

SHORT TERM INVESTMENT — 2.3%
MONEY MARKET FUND — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (a) (b) (Cost $2,787,882)	2,787,882	$2,787,882

TOTAL INVESTMENTS — 99.8% (c) (Cost $121,991,438)		120,922,893
OTHER ASSETS & LIABILITIES — 0.2%		225,894

NET ASSETS — 100.0%		$121,148,787

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (Note 2).

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2015

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 89.4%
DOMESTIC EQUITY — 15.0%
Consumer Discretionary Select Sector SPDR Fund (a)	38,328	$2,931,325
Health Care Select Sector SPDR Fund (a)	39,379	2,929,404
SPDR S&P 500 ETF Trust (a)	63,090	12,987,076
Technology Select Sector SPDR Fund (a)	68,939	2,854,075

		21,701,880

DOMESTIC FIXED INCOME — 30.0%
SPDR Barclays Aggregate Bond ETF (a)	50,686	2,909,377
SPDR Barclays High Yield Bond ETF (a)	599,493	23,038,516
SPDR Barclays Intermediate Term Corporate Bond ETF (a)	41,866	1,420,513
SPDR Barclays Long Term Corporate Bond ETF (a)	302,860	11,596,510
SPDR Barclays Long Term Treasury ETF (a)	65,248	4,457,743

		43,422,659

INFLATION LINKED — 2.0%
SPDR Barclays TIPS ETF (a)	52,369	2,918,525

INTERNATIONAL EQUITY — 33.5%
SPDR S&P Emerging Markets ETF (a)	22,137	1,426,508
SPDR S&P International Small Cap ETF (a)	143,131	4,368,358
SPDR S&P World ex-US ETF (a)	785,051	22,075,634
WisdomTree Europe Hedged Equity Fund	161,626	9,954,546
WisdomTree Japan Hedged Equity Fund	186,546	10,670,431

		48,495,477

REAL ESTATE — 8.9%
SPDR Dow Jones International Real Estate ETF (a)	68,930	2,885,410
SPDR Dow Jones REIT ETF (a)	117,788	9,938,950

		12,824,360

TOTAL EXCHANGE TRADED PRODUCTS (Cost $128,212,744)		129,362,901

SHORT TERM INVESTMENT — 10.4%
MONEY MARKET FUND — 10.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (a) (b) (Cost $15,054,957)	15,054,957	15,054,957

TOTAL INVESTMENTS — 99.8% (c) (Cost $143,267,701)		144,417,858
OTHER ASSETS & LIABILITIES — 0.2%		357,546

NET ASSETS — 100.0%		$144,775,404

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (Note 2).

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2015

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS* — 94.3%
AIRLINES — 1.1%
Air Canada, Senior Secured Term Loan B, 4.00%, 9/26/19	$484,898	$486,869
American Airlines, Inc., Senior Secured Term Loan B, 3.50%, 10/10/21	3,750,000	3,744,731
US Airways Group, Inc., Senior Secured Term Loan B1, 3.50%, 5/23/19	3,221,654	3,218,126

		7,449,726

AUTO COMPONENTS — 0.7%
Federal-Mogul Holdings Corp., Senior Secured Term Loan C, 4.75%, 4/15/21	4,962,500	4,920,641
AUTOMOBILES — 0.6%
Chrysler Group LLC, Senior Secured Term Loan B, 3.25%, 12/31/18	4,114,583	4,111,436
CHEMICALS — 2.1%
Axalta Coating Systems US Holdings, Inc., Senior Secured Term Loan, 3.75%, 2/1/20	5,389,706	5,390,730
Ineos US Finance LLC, Senior Secured 6 Year Term Loan, 3.75%, 5/4/18	4,039,901	4,033,943
Univar, Inc., Senior Secured Term Loan B, 5.00%, 6/30/22	4,948,610	4,949,402

		14,374,075

COMMERCIAL SERVICES & SUPPLIES — 3.5%
Acosta Holdco, Inc., Senior Secured Term Loan, 4.25%, 9/26/21	1,840,462	1,837,444
ADS Waste Holdings, Inc., Senior Secured Term Loan, 3.75%, 10/9/19	3,847,768	3,806,886
Aramark Services, Inc., Senior Secured Term Loan F, 3.25%, 2/24/21	1,975,000	1,970,418
Asurion LLC Senior Secured Second Lien Term Loan, 8.50%, 3/3/21	6,276,596	6,392,336
Senior Secured Term Loan B1, 5.00%, 5/24/19	3,055,322	3,066,565
EnergySolutions LLC, Senior Secured Term Loan, 6.75%, 5/29/20	1,875,714	1,886,659
Lineage Logistics Holdings LLC, Senior Secured Term Loan, 4.50%, 4/7/21	3,038,462	2,989,087
West Corp., Senior Secured Term Loan B10, 3.25%, 6/30/18	1,734,560	1,732,513

		23,681,908

COMMUNICATIONS EQUIPMENT — 1.2%
Blue Coat Systems, Inc., Senior Secured Term Loan, 4.50%, 5/20/22	5,341,246	5,337,908
CommScope, Inc., Senior Secured Term Loan B5, 3.75%, 12/29/22	1,405,547	1,406,137
Penton Media, Inc., Senior Secured Term Loan, 5.00%, 10/3/19	1,386,468	1,395,141

		8,139,186

Security Description	Principal Amount	Value

CONTAINERS & PACKAGING — 1.8%
Berry Plastics Holding Corp.
Senior Secured Term Loan E, 3.75%, 1/6/21	$1,105,503	$1,103,662
Senior Secured Term Loan D, 3.50%, 2/8/20	2,934,950	2,925,778
Hilex Poly Co. LLC, Senior Secured Term Loan B, 6.00%, 12/5/21	1,217,961	1,230,141
Multi Packaging Solutions, Inc., Senior Secured Term Loan B, 4.25%, 9/30/20 (a)	1,975,000	1,972,531
Reynolds Group Issuer, Inc., Senior Secured New Dollar Term Loan, 4.50%, 12/1/18	2,400,190	2,411,447
Tekni-Plex, Inc., Senior Secured Term Loan B, 4.50%, 6/1/22	2,236,025	2,240,777

		11,884,336

DISTRIBUTORS — 0.4%
American Tire Distributors Holdings, Inc., Senior Secured Term Loan, 5.25%, 9/1/21	1,948,207	1,968,917
Exopack Holdings SA, Senior Secured Term Loan B1, 4.50%, 5/8/19	596,555	598,666

		2,567,583

DIVERSIFIED CONSUMER SERVICES — 1.5%
Nord Anglia Education Finance LLC, Senior Secured Term Loan, 5.00%, 3/31/21	2,823,529	2,828,838
ServiceMaster Co., Senior Secured Term Loan B, 4.25%, 7/1/21	6,462,679	6,472,793
WASH Multifamily Laundry Systems LLC
Senior Secured First Lien Term Loan, 4.25%, 5/14/22	499,325	498,068
Senior Secured Term Loan B1, 4.25%, 5/24/22	88,911	87,226

		9,886,925

DIVERSIFIED FINANCIAL SERVICES — 1.5%
AlixPartners LLP, Senior Secured Term Loan B2, 4.00%, 7/10/20	2,451,793	2,445,283
Opal Acquisition, Inc., Senior Secured First Lien Term Loan, 5.00%, 11/27/20	1,643,204	1,620,101
Tech Finance & Co., SCA, Senior Secured Term Loan B, LIBOR + 4.00%, 7/10/20	1,650,827	1,657,711
TransUnion LLC, Senior Secured Term Loan B2, 3.75%, 4/9/21	4,521,084	4,490,703

		10,213,798

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Intelsat Jackson Holdings, Ltd., Senior Secured Term Loan B2, 3.75%, 6/30/19	4,141,243	4,115,795

ELECTRIC UTILITIES — 1.2%
Calpine Construction Finance Company LP, Senior Secured Term Loan B2, 3.25%, 1/31/22	1,979,858	1,954,367

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Principal Amount	Value

La Frontera Generation LLC, Senior Secured Term Loan, 4.50%, 9/30/20	$3,518,074	$3,498,285
Panda Temple II Power LLC, Senior Secured Term Loan B, 7.25%, 4/3/19	3,000,000	2,850,000

		8,302,652

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
CDW LLC, Senior Secured Term Loan, 3.25%, 4/29/20	4,071,064	4,044,622
Pelican Products, Inc., Senior Secured Term Loan, 5.25%, 4/10/20 (a)	1,004,085	1,004,090
Zebra Technologies Corp., Senior Secured Term Loan B, 4.75%, 10/27/21	4,430,512	4,485,916

		9,534,628

ENERGY EQUIPMENT & SERVICES — 1.6%
Expro FinServices S.A.R.L., Senior Secured Term Loan, 5.75%, 9/2/21 (a)	5,582,813	4,955,611
Granite Acquisition, Inc.
Senior Secured Term Loan B, 5.00%, 12/19/21	2,242,506	2,270,515
Senior Secured Term Loan C, 5.00%, 12/19/21	99,166	100,405
Sandy Creek Energy Associates LP, Senior Secured Term Loan B, 5.00%, 11/8/20	3,615,544	3,616,195

		10,942,726

FOOD & STAPLES RETAILING — 3.3%
Albertson’s LLC,
Senior Secured Term Loan B2, 5.38%, 3/21/19	3,965,132	3,985,712
Senior Secured Term Loan B4, 5.50%, 8/25/21	5,663,533	5,698,675
BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan, 4.50%, 9/26/19	2,994,984	2,996,661
Supervalu, Inc., Senior Secured Term Loan B, 4.50%, 3/21/19	2,917,793	2,927,086
US Foods, Inc., Senior Secured Term Loan, 4.50%, 3/31/19	6,579,253	6,597,971

		22,206,105

FOOD PRODUCTS — 3.0%
Dole Food Co., Inc., Senior Secured Term Loan B, 4.50%, 11/1/18	2,722,713	2,730,364
H.J. Heinz Co., Senior Secured Term Loan B2, 3.25%, 6/5/20	11,793,666	11,809,175
New HB Acquisition LLC, Senior Secured Term Loan, 6.75%, 4/9/20 (a)	4,125,000	4,197,188
Pinnacle Foods Finance LLC, Senior Secured Term Loan G, 3.00%, 4/29/20	1,733,936	1,729,358

		20,466,085

Security Description	Principal Amount	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Accellent, Inc., Senior Secured First Lien Term Loan, 4.50%, 3/12/21	$2,408,537	$2,398,505
Immucor, Inc., Senior Secured Term Loan B2, 5.00%, 8/17/18 (a)	3,422,281	3,439,392
Kinetic Concepts, Inc., Senior Secured Term Loan E1, 4.50%, 5/4/18	5,468,606	5,497,481
Ortho-Clinical Diagnostics, Inc., Senior Secured Term Loan B, 4.75%, 6/30/21	6,801,527	6,680,697

		18,016,075

HEALTH CARE PROVIDERS & SERVICES — 2.8%
CHG Healthcare Services, Inc., Senior Secured Term Loan, 4.25%, 11/19/19	2,122,420	2,124,086
Community Health Systems, Inc.
Senior Secured Term Loan G, 3.75%, 12/31/19	1,665,703	1,668,027
Senior Secured Term Loan H, 4.00%, 1/27/21	3,064,849	3,073,906
Concordia Healthcare Corp., Senior Secured Term Loan B, 4.75%, 4/21/22	525,773	529,004
FHC Health Systems, Inc., Senior Secured Term Loan, 5.00%, 12/23/21	5,231,985	5,194,053
MPH Acquisition Holdings LLC, Senior Secured Term Loan, 3.75%, 3/31/21	2,749,927	2,737,649
National Mentor Holdings, Inc., Senior Secured Term Loan B, 4.25%, 1/31/21 (a)	716,321	715,204
Truven Health Analytics, Inc., Senior Secured Term Loan B, 4.50%, 6/6/19	2,488,140	2,481,919

		18,523,848

HEALTH CARE TECHNOLOGY — 0.7%
CT Technologies Intermediate Holdings, Inc., Senior Secured First Lien Term Loan, 5.25%, 12/1/21	461,538	463,846
IMS Health, Inc., Senior Secured Term Loan, 3.50%, 3/17/21	4,440,161	4,425,486

		4,889,332

HOTELS, RESTAURANTS & LEISURE — 6.9%
Alpha Topco (Delta 2 (LUX) S.A.R.L.)
Senior Secured Term Loan B3, 4.75%, 7/30/21	7,018,093	6,987,389
Senior Secured Second Lien Term Loan, 7.75%, 7/31/22	2,561,701	2,564,365
Caesars Entertainment Operating Co., Inc.
Senior Secured Extended Term Loan B6, 11.00%, 3/1/17	6,508,462	5,850,164
Senior Secured Extended Term Loan B5, 10.00%, 3/1/17	2,392,225	2,131,616
Caesars Entertainment Resort Properties LLC, Senior Secured Term Loan B, 7.00%, 10/11/20	4,554,429	4,155,917

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Principal Amount	Value

CEC Entertainment, Inc., Senior Secured Term Loan, 4.00%, 2/14/21	$5,874,801	$5,730,369
Hilton Worldwide Finance LLC, Senior Secured Term Loan B2, 3.50%, 10/26/20	3,895,833	3,901,930
PGA Holdings, Inc., Senior Secured First Lien Term Loan, 4.25%, 4/20/18	1,880,987	1,883,348
Scientific Games International, Inc., Senior Secured Term Loan B2, 6.00%, 10/1/21	12,876,471	12,886,192

		46,091,290

HOUSEHOLD DURABLES — 0.6%
Spin Holdco, Inc., Senior Secured Term Loan B, 4.25%, 11/14/19	3,871,247	3,863,988

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.0%
Astoria Energy LLC, Senior Secured Term Loan B, 5.00%, 12/24/21	1,094,206	1,103,780
Calpine Corp., Senior Secured Term Loan B3, 4.00%, 10/9/19	2,351,637	2,354,765
Panda Sherman Power LLC, Senior Secured Term Loan, 9.00%, 9/14/18	2,992,465	2,966,281

		6,424,826

INSURANCE — 2.1%
Alliant Holdings I, Inc., Senior Secured Term Loan B, 5.00%, 12/20/19	2,901,741	2,912,623
AmWINS Group LLC, Senior Secured Second Lien Term Loan, 9.50%, 9/4/20	3,071,429	3,102,143
Hub International, Ltd., Senior Secured Term Loan B, 4.00%, 10/2/20	4,477,330	4,450,757
National Financial Partners Corp., Senior Secured Term Loan B, 4.50%, 7/1/20	3,933,594	3,932,984

		14,398,507

INTERNET & CATALOG RETAIL — 0.4%
Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan, 4.75%, 7/26/19	2,534,095	2,548,019

INTERNET SOFTWARE & SERVICES — 1.8%
Go Daddy Operating Co. LLC, Senior Secured Term Loan B, 4.25%, 5/13/21	1,359,550	1,362,419
Inmar, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/27/21	3,150,000	3,117,508
Sabre, Inc., Senior Secured Term Loan B, 4.00%, 2/19/19	5,388,238	5,389,935
SurveyMonkey.com LLC, Senior Secured Term Loan B, 5.50%, 2/5/19	1,917,574	1,924,765

		11,794,627

Security Description	Principal Amount	Value

IT SERVICES — 2.9%
First Data Corp.
Senior Secured Extended Term Loan, 3.69%, 3/24/18	$10,987,969	$10,965,388
Senior Secured Term Loan, 3.69%, 9/24/18	3,960,401	3,955,095
Senior Secured Term Loan, LIBOR + 3.75%, 6/23/22	4,705,882	4,688,235

		19,608,718

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Pharmaceutical Product Development, Inc., Senior Secured Term Loan B, 4.00%, 12/5/18	3,931,001	3,933,772
PRA Holdings, Inc., Senior Secured First Lien Term Loan, 4.50%, 9/23/20	2,682,375	2,689,497

		6,623,269

MACHINERY — 3.1%
Allison Transmission, Inc., Senior Secured Term Loan B3, 3.50%, 8/23/19	3,916,606	3,930,197
Doosan Infracore International, Inc., Senior Secured Term Loan B, 4.50%, 5/28/21	2,564,823	2,580,853
Gardner Denver, Inc., Senior Secured Term Loan, 4.25%, 7/30/20	2,954,887	2,887,383
Gates Global, Inc., Senior Secured Term Loan B, 4.25%, 7/5/21	6,114,074	6,030,433
Rexnord LLC, Senior Secured First Lien Term Loan B, 4.00%, 8/21/20	5,333,571	5,326,157

		20,755,023

MARINE — 0.6%
Drillships Ocean Ventures, Inc., Senior Secured Term Loan B, 5.50%, 7/25/21	4,999,534	4,274,601

MEDIA — 4.3%
AMC Entertainment, Inc., Senior Secured Term Loan, 3.50%, 4/30/20	3,008,132	3,001,740
Cengage Learning Acquisitions, Inc., Senior Secured First Lien Term Loan, 7.00%, 3/31/20	2,900,452	2,908,616
Clear Channel Communications, Inc., Senior Secured Term Loan D, 6.94%, 1/30/19	5,000,000	4,632,400
Cumulus Media Holdings, Inc., Senior Secured Term Loan, 4.25%, 12/23/20	5,915,423	5,634,440
Interactive Data Corp., Senior Secured Term Loan, 4.75%, 5/2/21	7,464,458	7,497,115
Univision Communications, Inc.
Senior Secured Term Loan C4, 4.00%, 3/1/20	2,941,824	2,922,908
Senior Secured Term Loan C3, 4.00%, 3/1/20	1,980,850	1,969,361

		28,566,580

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Principal Amount	Value

METALS & MINING — 2.8%
Fairmount Minerals, Ltd., Senior Secured Term Loan B2, 4.50%, 9/5/19	$2,947,500	$2,802,895
FMG Resources August 2006 Pty, Ltd., Senior Secured Term Loan B, 3.75%, 6/30/19	12,246,869	10,905,286
Novelis, Inc., Senior Secured Term Loan B, 4.00%, 6/2/22	5,000,000	4,985,150

		18,693,331

MULTI-UTILITIES — 0.4%
Power Team Services LLC
Senior Secured First Lien Term Loan, 4.25%, 5/6/20 (a)	2,747,587	2,751,022
Senior Secured Delayed Draw Term Loan, 4.25%, 5/6/20 (a)	147,458	147,643

		2,898,665

MULTILINE RETAIL — 2.4%
Dollar Tree, Inc., Senior Secured Term Loan B1, 3.50%, 3/9/22	6,600,971	6,608,563
Neiman Marcus Group, Inc., Senior Secured Term Loan, 4.25%, 10/25/20	9,363,331	9,321,289

		15,929,852

OIL, GAS & CONSUMABLE FUELS — 2.9%
Arch Coal, Inc., Senior Secured Term Loan B, 6.25%, 5/16/18	6,928,735	4,777,605
EMG Utica LLC, Senior Secured Term Loan, 4.75%, 3/27/20 (a)	2,807,047	2,747,398
Fieldwood Energy LLC, Senior Secured Second Lien Term Loan, 8.38%, 9/30/20	6,389,590	4,922,988
Murray Energy Corp.
Senior Secured Term Loan B2, 7.50%, 3/19/21	2,068,966	1,923,807
Senior Secured Term Loan B1, 7.00%, 4/7/17	3,923,077	3,908,365
Penn Products Terminals LLC, Senior Secured Term Loan B, 4.75%, 3/19/22	1,496,250	1,502,332

		19,782,495

PERSONAL PRODUCTS — 1.6%
Energizer SpinCo, Inc., Senior Secured Term Loan B, 3.25%, 5/14/22	1,612,903	1,620,282
NBTY, Inc., Senior Secured Term Loan B2, 3.50%, 10/1/17	3,000,000	2,989,125
Revlon Consumer Products Corp., Senior Secured Acquisition Term Loan, 4.00%, 10/8/19	5,812,209	5,821,305

		10,430,712

PHARMACEUTICALS — 3.5%
Endo Luxembourg Finance Co. I (S.A.R.L.)
Senior Secured Term Loan B, LIBOR + 3.00%, 6/11/22	4,085,106	4,099,486

Security Description	Principal Amount	Value

Senior Secured Term Loan, LIBOR + 2.75%, 6/11/16	$4,285,714	$4,285,714
Par Pharmaceutical Cos., Inc.
Senior Secured Term Loan B2, 4.00%, 9/30/19	1,389,590	1,391,077
Senior Secured Incremental Term Loan B3, 4.25%, 9/30/19	829,167	829,996
Valeant Pharmaceuticals International, Inc.
Senior Secured Term Loan B, 4.00%, 4/1/22	9,772,804	9,772,266
Senior Secured Term Loan B, 3.50%, 8/5/20	3,454,684	3,445,650

		23,824,189

PROFESSIONAL SERVICES — 1.2%
Advantage Sales & Marketing, Inc., Senior Secured First Lien Term Loan, 4.25%, 7/23/21	4,912,279	4,896,928
Information Resources, Inc., Senior Secured Term Loan B, 4.75%, 9/30/20	3,020,916	3,041,066

		7,937,994

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.6%
Communications Sales & Leasing, Inc., Senior Secured Term Loan B, 5.00%, 10/24/22	8,965,517	8,808,621
Realogy Corp., Senior Secured Term Loan B, 3.75%, 3/5/20	1,955,225	1,953,397

		10,762,018

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Avago Technologies, Ltd., Senior Secured Term Loan B, 3.75%, 5/6/21	5,549,522	5,564,617
Freescale Semiconductor, Inc.
Senior Secured Term Loan B4, 4.25%, 2/28/20	3,166,514	3,172,008
Senior Secured Term Loan B5, 5.00%, 1/15/21	2,456,250	2,468,531

		11,205,156

SOFTWARE — 11.2%
Applied Systems, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/25/21	1,641,595	1,641,390
Aspect Software, Inc., Senior Secured Term Loan B, 7.25%, 5/7/16 (a)	8,923,152	8,856,228
BMC Software Finance, Inc., Senior Secured Term Loan, 5.00%, 9/10/20	10,602,878	10,011,449
CCC Information Services, Inc., Senior Secured Term Loan, 4.00%, 12/20/19	2,934,787	2,925,616
Compuware Corp.
Senior Secured Term Loan B2, 6.25%, 12/15/21	4,488,722	4,394,750
Senior Secured Second Lien Term Loan, 9.25%, 12/9/22	2,000,000	1,871,670

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Principal Amount	Value

Epicor Software Corp., Senior Secured First Lien Term Loan, 4.75%, 5/8/22	$5,725,490	$5,720,881
Infor (US), Inc.
Senior Secured Term Loan B5, 3.75%, 6/3/20	2,678,137	2,646,615
Senior Secured Term Loan B3, 3.75%, 6/3/20	1,682,054	1,660,767
Italics Merger Sub, Inc., Senior Secured Term Loan, LIBOR + 3.50%, 5/29/22	4,936,709	4,935,179
Kronos, Inc.
Senior Secured Second Lien Term Loan, 9.75%, 4/30/20	4,094,695	4,232,891
Senior Secured Incremental Term Loan, 4.50%, 10/30/19	3,000,000	3,006,000
MA FinanceCo., LLC, Senior Secured Term Loan B, 5.25%, 11/19/21	4,394,327	4,408,828
Mitchell International, Inc., Senior Secured First Lien Term Loan, 4.50%, 10/12/20	2,786,050	2,787,207
Mitel US Holdings, Inc., Senior Secured Term Loan, 5.00%, 3/31/22	4,754,717	4,791,875
TIBCO Software, Inc., Senior Secured Term Loan B, 6.50%, 12/4/20	8,716,102	8,726,997
Vertafore, Inc., Senior Secured First Lien Term Loan, 4.25%, 10/3/19	2,905,539	2,908,445

		75,526,788

SPECIALTY RETAIL — 4.5%
Academy, Ltd., Senior Secured Term Loan B, 5.00%, 6/2/22	5,941,624	5,949,051
Bass Pro Group LLC, Senior Secured Term Loan, 4.00%, 6/5/20	3,181,371	3,186,207
Men’s Wearhouse, Inc., Senior Secured Term Loan B, 4.50%, 6/18/21	2,457,650	2,467,640
Michaels Stores, Inc., Senior Secured Term Loan B, 3.75%, 1/28/20	1,960,000	1,957,275
Party City Holdings, Inc., Senior Secured Term Loan, 4.00%, 7/27/19	5,882,795	5,884,177
PetSmart, Inc., Senior Secured Term Loan B, 4.25%, 3/11/22	7,699,115	7,693,341
Serta Simmons Holdings LLC, Senior Secured Term Loan, 4.25%, 10/1/19	3,109,704	3,114,695

		30,252,386

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
BWAY Holding Co., Inc., Senior Secured Term Loan B, 5.50%, 8/14/20	2,121,429	2,127,613
Dell, Inc., Senior Secured Term Loan B2, 4.00%, 4/29/20	11,939,773	11,961,085

		14,088,698

Security Description	Principal Amount	Value

WIRELESS TELECOMMUNICATION SERVICES — 2.0%
Avaya, Inc., Senior Secured Term Loan B7, 6.25%, 5/29/20	$13,871,257	$13,445,201

TOTAL SENIOR FLOATING RATE LOANS (Cost $641,819,672)		633,953,793

CORPORATE BONDS & NOTES — 8.1%
CHEMICALS — 0.5%
PQ Corp., 8.75%, 11/1/18 (b)	3,242,000	3,274,420

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Aramark Services, Inc., 5.75%, 3/15/20	1,000,000	1,044,000

CONTAINERS & PACKAGING — 0.8%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (b)	3,000,000	3,000,000
Coveris Holdings SA, 7.88%, 11/1/19 (b)	2,600,000	2,587,000

		5,587,000

DIVERSIFIED CONSUMER SERVICES — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,000,000	1,025,000

HEALTH CARE PROVIDERS & SERVICES — 0.8%
Tenet Healthcare Corp., 3.79%, 6/15/20 (b)	5,000,000	5,043,750

HOTELS, RESTAURANTS & LEISURE — 0.7%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20	1,465,000	1,379,853
Scientific Games International, Inc., 7.00%, 1/1/22 (b)	3,400,000	3,510,500

		4,890,353

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp., 3.28%, 6/1/19	3,000,000	3,000,000

INTERNET SOFTWARE & SERVICES — 0.1%
Sabre, Inc., 5.38%, 4/15/23 (b)	950,000	935,750

LEISURE PRODUCTS — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21 (a)	2,000,000	2,055,000

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Quintiles Transnational Corp., 4.88%, 5/15/23 (b)	1,650,000	1,658,250

MEDIA — 2.2%
iHeartCommunications, Inc., 9.00%, 12/15/19	10,000,000	9,530,000
MHGE Parent LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19 (b)	5,000,000	5,037,500

		14,567,500

METALS & MINING — 0.2%
FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (b)	1,000,000	1,032,500

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Principal Amount	Value

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Avaya, Inc.
10.50%, 3/1/21 (b)	$3,850,000	$3,176,250
9.00%, 4/1/19 (b)	4,000,000	4,080,000
7.00%, 4/1/19 (b)	3,000,000	2,932,500

		10,188,750

TOTAL CORPORATE BONDS & NOTES (Cost $55,432,688)		54,302,273

	Shares

SHORT TERM INVESTMENT — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.11% (c) (d) (e) (Cost $11,996,420)	11,996,420	11,996,420

TOTAL INVESTMENTS —104.2% (f) (Cost $709,248,780)		700,252,486
OTHER ASSETS & LIABILITIES — (4.2)%		(27,988,784)

NET ASSETS — 100.0%		$672,263,702

*	The interest rate shown represents the rate at period end.
(a)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (Note 2).
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.4% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2015

Security Description	Principal Amount	Value

ASSET BACKED SECURITIES — 21.9%
AUTOMOBILES — 11.9%
Ford Credit Auto Lease Trust, 0.76%, 9/15/16	$181,715	$181,797
Ford Credit Auto Owner Trust, 0.48%, 11/15/16	22,745	22,744
Ford Credit Floorplan Master Owner Trust, 0.59%, 2/15/19 (a)	200,000	200,007
GE Dealer Floorplan Master Note Trust, 0.57%, 7/20/19 (a)	250,000	248,656
John Deere Owner Trust, 0.54%, 7/17/17	332,338	332,361
Mercedes-Benz Master Owner Trust, 0.51%, 4/15/19 (a) (b)	500,000	500,136
Santander Drive Auto Receivables Trust, 0.82%, 2/15/18	242,480	242,502
World Omni Auto Receivables Trust, 0.60%, 1/16/18	178,080	178,095

		1,906,298

CREDIT CARD RECEIVABLES — 8.9%
BA Credit Card Trust, 0.47%, 1/15/20 (a)	300,000	299,811
Barclays Dryrock Issuance Trust 0.55%, 12/16/19 (a)	200,000	200,001
0.53%, 3/16/20 (a)	100,000	99,981
Citibank Credit Card Issuance Trust, 0.62%, 9/10/20 (a)	250,000	250,498
Golden Credit Card Trust, 0.53%, 3/15/19 (a) (b)	585,000	583,450

		1,433,741

STUDENT LOAN ABS — 1.1%
SLM Student Loan Trust, 0.44%, 7/25/19 (a)	173,275	173,253

TOTAL ASSET BACKED SECURITIES (Cost $3,515,483)		3,513,292

CORPORATE BONDS & NOTES — 64.4%
AEROSPACE & DEFENSE — 1.6%
Boeing Co., 0.40%, 10/30/17 (a)	250,000	250,135

AUTOMOBILES — 9.3%
American Honda Finance Corp. 0.41%, 9/2/16 (a)	100,000	99,948
0.66%, 5/26/16 (a) (b)	220,000	220,517
Daimler Finance North America LLC 0.96%, 8/1/16 (a) (b)	160,000	160,668
1.25%, 1/11/16 (b)	350,000	351,028
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (b)	400,000	400,171
Volkswagen International Finance NV, 1.15%, 11/20/15 (b)	250,000	250,563

		1,482,895

BANKS — 23.3%
American Express Centurion Bank, 0.73%, 11/13/15 (a)	60,000	60,056
Bank of America NA 0.75%, 2/14/17 (a)	125,000	125,034
0.70%, 5/8/17 (a)	400,000	399,389
Bank of Montreal, 0.80%, 7/15/16 (a)	175,000	175,666

Security Description	Principal Amount	Value

Canadian Imperial Bank of Commerce, 0.80%, 7/18/16 (a)	$100,000	$100,353
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY, 0.77%, 3/18/16 (a)	225,000	225,638
JPMorgan Chase & Co. 0.73%, 11/18/16 (a)	225,000	225,077
2.60%, 1/15/16	250,000	251,983
National Australia Bank, Ltd., 0.56%, 6/30/17 (a) (b)	250,000	250,148
Nederlandse Waterschapsbank NV, 0.48%, 10/18/16 (a) (b)	200,000	200,409
Royal Bank of Canada, 0.53%, 6/16/17 (a)	320,000	319,469
Svenska Handelsbanken AB, 0.73%, 3/21/16 (a)	250,000	250,714
Toronto-Dominion Bank, 0.52%, 5/2/17 (a)	380,000	379,776
US Bancorp, 0.76%, 11/15/18 (a)	150,000	150,441
US Bank NA, 0.58%, 1/26/18 (a)	250,000	249,677
Wells Fargo & Co., 0.58%, 6/2/17 (a)	150,000	149,759
Westpac Banking Corp., 0.71%, 11/25/16 (a)	220,000	220,778

		3,734,367

BEVERAGES — 6.1%
Anheuser-Busch InBev Finance, Inc., 0.68%, 2/1/19 (a)	250,000	246,836
Diageo Finance BV, 5.30%, 10/28/15	485,000	492,069
PepsiCo, Inc., 0.70%, 8/13/15	240,000	240,092

		978,997

CHEMICALS — 1.2%
Praxair, Inc., 3.25%, 9/15/15	200,000	201,093

COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc., 0.56%, 3/3/17 (a)	250,000	250,351

CONSUMER FINANCE — 2.5%
Caterpillar Financial Services Corp.
0.42%, 3/3/17 (a)	200,000	199,892
0.46%, 6/9/17 (a)	200,000	199,922

		399,814

DIVERSIFIED FINANCIAL SERVICES — 8.4%
American Express Credit Corp., 0.58%, 9/22/17 (a)	250,000	249,146
BP Capital Markets PLC, 0.61%, 11/6/15 (a)	150,000	150,004
General Electric Capital Corp. 0.48%, 5/11/16 (a)	300,000	300,559
1.15%, 5/9/16 (a)	150,000	151,041
Toyota Motor Credit Corp. 0.48%, 5/16/17 (a)	400,000	399,598
0.38%, 9/23/16 (a)	100,000	100,061

		1,350,409

INTERNET SOFTWARE & SERVICES — 1.0%
eBay, Inc., 0.76%, 8/1/19 (a)	160,000	156,757

MEDIA — 2.2%
NBCUniversal Enterprise, Inc.
0.81%, 4/15/16 (a) (b)	200,000	200,574

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Principal Amount	Value

0.96%, 4/15/18 (a) (b)	$150,000	$150,681

		351,255

METALS & MINING — 1.2%
Rio Tinto Finance USA PLC, 1.12%, 6/17/16 (a)	200,000	200,508

OIL, GAS & CONSUMABLE FUELS — 5.3%
Chevron Corp., 0.45%, 3/2/18 (a)	250,000	249,132
ConocoPhillips Co., 0.61%, 5/15/18 (a)	250,000	249,925
Statoil ASA, 0.48%, 11/9/17 (a)	350,000	348,513

		847,570

ROAD & RAIL — 0.7%
Canadian National Railway Co., 0.48%, 11/6/15 (a)	119,000	119,020

TOTAL CORPORATE BONDS & NOTES (Cost $10,332,241)		10,323,171

U.S. TREASURY OBLIGATIONS — 10.5%
Treasury Bill, 0.00%, 9/10/15	400,000	400,012
Treasury Notes
0.88%, 4/30/17	620,000	623,148
0.38%, 1/31/16	100,000	100,134
0.88%, 9/15/16	550,000	553,180

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,674,928)		1,676,474

	Shares

SHORT TERM INVESTMENT — 3.1%
MONEY MARKET FUND — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d) (e) (Cost $487,918)	487,918	487,918

TOTAL INVESTMENTS — 99.9% (f) (Cost $16,010,570)		16,000,855
OTHER ASSETS & LIABILITIES — 0.1%		18,263

NET ASSETS — 100.0%		$16,019,118

(a)	Variable rate security. Rate shown is rate in effect at June 30, 2015. Maturity date disclosed is the ultimate maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 20.4% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 2 inputs (Note 2).

PLC = Public Limited Company

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2015

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 18.9%
AUSTRALIA — 0.2%
CNOOC Finance 2015 Australia Pty, Ltd., 2.63%, 5/5/20	$1,500,000	$1,480,226

AUSTRIA — 0.1%
ESAL GmbH, 6.25%, 2/5/23	200,000	197,000
JBS Investments GmbH, 7.75%, 10/28/20	400,000	435,000

		632,000

BERMUDA — 0.3%
Inkia Energy, Ltd. 8.38%, 4/4/21 (a)	200,000	214,960
8.38%, 4/4/21	200,000	214,960
NCL Corp., Ltd., 5.25%, 11/15/19 (a)	1,000,000	1,023,750
Viking Cruises, Ltd., 8.50%, 10/15/22 (a)	1,050,000	1,165,500

		2,619,170

BRAZIL — 0.2%
Banco do Brasil SA, 9.00%, 6/29/49 (b)	200,000	180,440
Cosan Overseas, Ltd., 8.25%, 11/29/49	600,000	597,000
Globo Comunicacao e Participacoes SA, 7.25%, 5/11/22	700,000	721,000

		1,498,440

BRITISH VIRGIN ISLANDS — 0.3%
Central American Bottling Corp., 6.75%, 2/9/22	500,000	531,250
CNPC HK Overseas Capital, Ltd., 4.50%, 4/28/21	400,000	426,105
Sinopec Group Overseas Development 2014, Ltd., 2.75%, 4/10/19	287,000	288,872
Sinopec Group Overseas Development 2015, Ltd. 2.50%, 4/28/20	500,000	492,470
2.50%, 4/28/20 (a)	500,000	492,470

		2,231,167

CANADA — 0.4%
Gibson Energy, Inc., 6.75%, 7/15/21 (a)	250,000	258,125
Pacific Rubiales Energy Corp., 7.25%, 12/12/21	400,000	328,000
Seven Generations Energy, Ltd., 8.25%, 5/15/20 (a)	1,255,000	1,331,555
Ultra Petroleum Corp. 5.75%, 12/15/18 (a)	1,000,000	960,000
6.13%, 10/1/24 (a)	145,000	127,237

		3,004,917

CAYMAN ISLANDS — 0.5%
AES Andres Dominicana, Ltd. / Itabo Dominicana, Ltd., 9.50%, 11/12/20	300,000	315,000
Agromercantil Senior Trust, 6.25%, 4/10/19	1,100,000	1,133,000
Guanay Finance, Ltd., 6.00%, 12/10/20	1,500,000	1,548,300

Security Description	Principal Amount	Value

Industrial Senior Trust, 5.50%, 11/1/22	$400,000	$387,000
Marfrig Overseas, Ltd., 9.50%, 5/4/20	250,000	255,425

		3,638,725

CHILE — 1.0%
AES Gener SA, 5.25%, 8/15/21	1,500,000	1,585,708
Banco de Credito e Inversiones, 4.00%, 2/11/23	300,000	297,056
Cencosud SA 5.15%, 2/12/25 (a)	400,000	403,056
4.88%, 1/20/23	200,000	201,043
Colbun SA, 6.00%, 1/21/20	700,000	772,524
Corpbanca SA, 3.88%, 9/22/19	600,000	608,750
CorpGroup Banking SA, 6.75%, 3/15/23	750,000	745,790
Empresa Electrica Guacolda SA, 4.56%, 4/30/25 (a)	900,000	869,415
Entel Chile SA, 4.75%, 8/1/26	200,000	196,330
Latam Airlines Group SA, 7.25%, 6/9/20 (a)	800,000	824,166
Tanner Servicios Financieros SA, 4.38%, 3/13/18	1,100,000	1,120,266
Telefonica Chile SA, 3.88%, 10/12/22	200,000	196,060

		7,820,164

COLUMBIA — 0.5%
Banco GNB Sudameris SA, 7.50%, 7/30/22	400,000	420,600
Ecopetrol SA, 5.88%, 5/28/45	500,000	441,250
Empresas Publicas de Medellin ESP, 7.63%, 7/29/19	600,000	699,000
GrupoSura Finance SA, 5.70%, 5/18/21	800,000	851,760
Transportadora de Gas Internacional SA ESP 5.70%, 3/20/22 (a)	200,000	209,750
5.70%, 3/20/22	1,000,000	1,048,750

		3,671,110

COSTA RICA — 0.3%
Banco de Costa Rica, 5.25%, 8/12/18	650,000	666,575
Banco Nacional de Costa Rica 6.25%, 11/1/23	200,000	201,000
4.88%, 11/1/18	700,000	705,250
Instituto Costarricense de Electricidad, 6.95%, 11/10/21	400,000	419,500

		1,992,325

DOMINICAN REPUBLIC — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 9.75%, 11/13/19	400,000	408,000

GUATEMALA — 0.1%
Cementos Progreso Trust, 7.13%, 11/6/23	500,000	532,343
Comcel Trust via Comunicaciones Celulares SA, 6.88%, 2/6/24	300,000	315,750

		848,093

HONG KONG — 0.2%
Hutchison Whampoa International 12, Ltd., 6.00%, 5/29/49 (b)	1,000,000	1,061,540

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Principal Amount	Value

Hutchison Whampoa International 12 II, Ltd., 3.25%, 11/8/22	$500,000	$497,449

		1,558,989

INDIA — 0.1%
ONGC Videsh, Ltd., 3.25%, 7/15/19	500,000	501,865

ISRAEL — 0.5%
B Communications, Ltd., 7.38%, 2/15/21 (a)	300,000	321,750
Delek & Avner Tamar Bond, Ltd., 4.44%, 12/30/20 (a)	1,400,000	1,426,250
Israel Electric Corp., Ltd. 5.63%, 6/21/18	1,000,000	1,063,120
5.00%, 11/12/24 (a)	600,000	607,800

		3,418,920

JAMAICA — 0.2%
Digicel Group, Ltd., 7.13%, 4/1/22	1,300,000	1,234,610

LUXEMBOURG — 0.2%
ArcelorMittal, 5.13%, 6/1/20	400,000	405,500
Gol LuxCo SA, 8.88%, 1/24/22	200,000	161,500
Minerva Luxembourg SA, 8.75%, 12/29/49 (b)	1,300,000	1,300,000

		1,867,000

MEXICO — 1.4%
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 6/6/24	900,000	864,450
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 1/30/24 (b)	1,300,000	1,361,750
BBVA Bancomer SA, 5.35%, 11/12/29 (b)	880,000	875,600
BBVA Bancomer SA, 6.01%, 5/17/22 (b)	200,000	205,700
Comision Federal de Electricidad, 4.88%, 5/26/21	1,200,000	1,254,000
Credito Real SAB de CV SOFOM ER, 7.50%, 3/13/19	200,000	210,000
Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38	297,821	302,288
Grupo Bimbo SAB de CV, 4.50%, 1/25/22	600,000	628,800
Grupo Elektra SAB DE CV, 7.25%, 8/6/18	900,000	927,000
Grupo Idesa SA de CV, 7.88%, 12/18/20	850,000	898,875
Grupo Posadas SAB de CV 7.88%, 6/30/22 (a)	400,000	405,000
Mexico Generadora de Energia S de rl, 5.50%, 12/6/32	196,824	191,903
Petroleos Mexicanos, 5.50%, 1/21/21	700,000	760,375
Sixsigma Networks Mexico SA de CV, 8.25%, 11/7/21	200,000	206,740
TV Azteca SAB de CV 7.50%, 5/25/18	600,000	619,440
7.63%, 9/18/20	300,000	315,375

Security Description	Principal Amount	Value

Unifin Financiera SAPI de CV SOFOM ENR, 6.25%, 7/22/19	$400,000	$395,500

		10,422,796

NETHERLANDS — 0.2%
Ajecorp BV, 6.50%, 5/14/22	150,000	109,500
CIMPOR Financial Operations BV, 5.75%, 7/17/24	700,000	567,000
Marfrig Holding Europe BV, 6.88%, 6/24/19	1,000,000	952,500

		1,629,000

PANAMA — 0.8%
Aeropuerto Internacional de Tocumen SA, 5.75%, 10/9/23	1,000,000	1,040,000
Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings, Ltd., 8.38%, 5/10/20	1,000,000	1,007,500
Banco Latinoamericano de Comercio Exterior SA, 3.25%, 5/7/20 (a)	1,500,000	1,492,500
ENA Norte Trust, 4.95%, 4/25/28	799,956	828,955
Global Bank Corp.
4.75%, 10/5/17	400,000	409,600
5.13%, 10/30/19	1,100,000	1,117,050
5.13%, 10/30/19 (a)	200,000	203,100

		6,098,705

PARAGUAY — 0.2%
Banco Continental SAECA, 8.88%, 10/15/17	423,000	444,996
Banco Regional SAECA, 8.13%, 1/24/19	550,000	590,562
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	700,000	724,500

		1,760,058

PERU — 0.8%
Abengoa Transmision Sur SA, 6.88%, 4/30/43	400,000	443,500
Banco Internacional del Peru SAA Interbank, 6.63%, 3/19/29 (b)	400,000	425,800
BBVA Banco Continental SA, 5.25%, 9/22/29 (b)	500,000	506,875
Cia Minera Ares SAC, 7.75%, 1/23/21	600,000	615,750
Corp Azucarera del Peru SA, 6.38%, 8/2/22	300,000	268,534
Corp Financiera de Desarrollo SA, 3.25%, 7/15/19	1,000,000	1,005,900
InRetail Shopping Malls, 6.50%, 7/9/21	700,000	743,960
Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 6/2/25 (c)	500,000	374,605
Union Andina de Cementos SAA, 5.88%, 10/30/21	1,000,000	1,011,250
Volcan Cia Minera SAA, 5.38%, 2/2/22	400,000	389,500

		5,785,674

QATAR — 0.1%
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.30%, 9/30/20	515,430	555,376

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Principal Amount	Value

SINGAPORE — 0.4%
Oversea-Chinese Banking Corp., Ltd., 4.00%, 10/15/24 (b)	$1,500,000	$1,535,977
United Overseas Bank, Ltd., 3.75%, 9/19/24 (b)	1,500,000	1,529,265

		3,065,242

UNITED KINGDOM — 0.1%
Vedanta Resources PLC, 8.25%, 6/7/21	500,000	509,098

UNITED STATES — 9.7%
Activision Blizzard, Inc., 5.63%, 9/15/21 (a)	823,000	862,092
Alere, Inc., 6.50%, 6/15/20	785,000	808,550
Amazon.com, Inc., 2.60%, 12/5/19	1,825,000	1,832,595
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	805,000	845,250
Audatex North America, Inc., 6.00%, 6/15/21 (a)	1,080,000	1,109,700
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	1,200,000	1,185,000
Bank of America Corp., 2.00%, 1/11/18	1,815,000	1,819,698
Berry Plastics Corp., 5.50%, 5/15/22	600,000	602,250
Burlington Northern Santa Fe LLC, 3.40%, 9/1/24	1,840,000	1,822,174
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 9/30/22	940,000	925,900
5.13%, 5/1/23 (a)	95,000	92,388
CDW LLC / CDW Finance Corp., 6.00%, 8/15/22	1,200,000	1,239,000
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.38%, 9/15/20 (a)	605,000	600,916
Comcast Corp. 4.20%, 8/15/34	395,000	381,263
4.40%, 8/15/35	1,460,000	1,440,428
CommScope, Inc., 5.00%, 6/15/21 (a)	1,000,000	975,000
Dow Chemical Co., 3.00%, 11/15/22	1,905,000	1,832,215
Duke Energy Corp., 3.75%, 4/15/24	1,805,000	1,824,182
Family Tree Escrow LLC, 5.75%, 3/1/23 (a)	850,000	888,250
Freeport-McMoRan, Inc. 5.45%, 3/15/43	300,000	248,071
3.88%, 3/15/23	800,000	726,978
Gates Global LLC / Gates Global Co., 6.00%, 7/15/22 (a)	906,000	819,930
General Electric Capital Corp., 2.90%, 1/9/17	1,750,000	1,801,755
Georgia-Pacific LLC, 3.60%, 3/1/25 (a)	1,773,000	1,755,607
Goldman Sachs Group, Inc., 2.60%, 4/23/20	1,840,000	1,829,383
Goodyear Tire & Rubber Co., 7.00%, 5/15/22	800,000	869,800
HCA, Inc., 4.25%, 10/15/19	640,000	655,200
HD Supply, Inc., 7.50%, 7/15/20	800,000	846,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.88%, 3/15/19	800,000	806,000

Security Description	Principal Amount	Value

JPMorgan Chase & Co., 1.35%, 2/15/17	$1,780,000	$1,780,318
Kindred Healthcare, Inc., 8.00%, 1/15/20 (a)	1,000,000	1,070,000
Level 3 Communications, Inc., 5.75%, 12/1/22	1,000,000	992,500
Levi Strauss & Co., 5.00%, 5/1/25 (a)	1,000,000	967,500
LifePoint Health, Inc., 5.50%, 12/1/21	1,000,000	1,032,500
Memorial Production Partners LP / Memorial Production Finance Corp., 6.88%, 8/1/22	1,300,000	1,175,850
MetLife, Inc., 3.60%, 4/10/24	1,825,000	1,831,186
MGM Resorts International, 6.63%, 12/15/21	780,000	815,100
Morgan Stanley, 2.65%, 1/27/20	1,820,000	1,816,220
Oracle Corp.
2.38%, 1/15/19	700,000	709,923
2.25%, 10/8/19	1,125,000	1,128,253
Platform Specialty Products Corp., 6.50%, 2/1/22 (a)	800,000	826,000
Quintiles Transnational Corp., 4.88%, 5/15/23 (a)	1,000,000	1,005,000
Regal Entertainment Group, 5.75%, 3/15/22	900,000	910,080
Reliance Holding USA, Inc., 4.50%, 10/19/20	250,000	264,792
Revlon Consumer Products Corp., 5.75%, 2/15/21	800,000	784,000
Reynolds American, Inc., 4.00%, 6/12/22	1,785,000	1,825,077
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	1,200,000	1,251,000
SBA Communications Corp., 5.63%, 10/1/19	1,000,000	1,040,000
Scientific Games International, Inc., 7.00%, 1/1/22 (a)	805,000	831,162
Select Medical Corp., 6.38%, 6/1/21	1,000,000	1,010,000
Service Corp. International, 5.38%, 1/15/22	1,000,000	1,050,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/1/22 (a)	900,000	873,000
Southern Copper Corp., 3.88%, 4/23/25	100,000	96,668
Southern Star Central Corp., 5.13%, 7/15/22 (a)	400,000	406,000
Station Casinos LLC, 7.50%, 3/1/21	950,000	1,016,500
Steel Dynamics, Inc., 5.13%, 10/1/21	1,000,000	1,002,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (a)	1,000,000	1,035,000
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	1,840,000	1,817,171
TIAA Asset Management Finance Co. LLC, 4.13%, 11/1/24 (a)	1,825,000	1,838,067
TransDigm, Inc., 6.00%, 7/15/22	970,000	957,875
Tribune Media Co., 5.88%, 7/15/22 (a)	60,000	60,450
Tyson Foods, Inc., 3.95%, 8/15/24	1,800,000	1,802,114
United Rentals North America, Inc., 7.63%, 4/15/22	800,000	866,000

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Principal Amount	Value

Verizon Communications, Inc., 3.50%, 11/1/24	$1,875,000	$1,827,597
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,825,000	1,829,286
Wells Fargo & Co., 3.50%, 3/8/22	1,785,000	1,831,656

		72,821,420

TOTAL CORPORATE BONDS & NOTES (Cost $142,781,061)		141,073,090

FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Colombia Government International Bond, 4.38%, 7/12/21	2,700,000	2,825,550
Fondo MIVIVIENDA SA, 3.38%, 4/2/19	1,000,000	1,007,500
Mexico Government International Bond, 3.50%, 1/21/21	650,000	662,350
Panama Government International Bond, 5.20%, 1/30/20	2,000,000	2,197,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,748,525)		6,692,400

SENIOR FLOATING RATE LOANS — 9.6%
AEROSPACE & DEFENSE — 0.1%
BE Aerospace, Inc., Senior Secured Term Loan B, 4.00%, 12/16/21	996,247	1,003,250

AUTO COMPONENTS — 0.2%
Federal-Mogul Holdings Corp., Senior Secured Term Loan C, 4.75%, 4/15/21	1,497,487	1,484,856
TI Group Automotive Systems LLC, Senior Secured Term Loan, 4.50%, 6/24/22	350,000	349,563

		1,834,419

BUILDING PRODUCTS — 0.0%
Jeld-Wen, Inc., Senior Secured Incremental Term Loan, LIBOR + 4.00%, 6/18/22	350,000	350,875

CAPITAL MARKETS — 0.4%
Guggenheim Partners LLC, Senior Secured Term Loan , 4.25%, 7/22/20	1,496,193	1,505,529
RCS Capital Corp., Senior Secured First Lien Term Loan, 6.50%, 4/29/19	1,461,039	1,475,649

		2,981,178

CHEMICALS — 0.6%
AZ Chem US, Inc., Senior Secured First Lien Term Loan, LIBOR + 3.50%, 6/12/21	1,500,000	1,501,875
Chemours Company Co., Senior Secured Term Loan B, 3.75%, 5/22/22	145,000	144,759
Klockner-Pentaplast of America, Inc., Senior Secured Term Loan, 5.00%, 4/28/20	777,665	781,164
MacDermid, Inc., Senior Secured Term Loan B2, LIBOR + 3.75%, 6/7/20	1,500,000	1,508,565

Security Description	Principal Amount	Value

Univar, Inc., Senior Secured Term Loan, 4.25%, 7/1/22	$350,000	$350,056

		4,286,419

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Asurion LLC, Senior Secured Term Loan B1, 5.00%, 5/24/19	1,493,461	1,498,957
Protection One, Inc., Senior Secured First Lien Term Loan, 5.00%, 6/16/21	620,000	621,550

		2,120,507

CONSTRUCTION & ENGINEERING — 0.0%
Summit Materials Cos. I LLC, Senior Secured Term Loan B, 4.25%, 6/24/22	350,000	350,329

CONTAINERS & PACKAGING — 0.6%
Ardagh Holdings USA, Inc., Senior Secured Incremental Term Loan, 4.00%, 12/17/19	1,500,000	1,499,527
KP Germany Erste GmbH, Senior Secured First Lien Term Loan, 5.00%, 4/22/20	332,335	333,831
Reynolds Group Issuer, Inc., Senior Secured New Dollar Term Loan, 4.50%, 12/1/18	1,474,671	1,481,588
Signode Industrial Group US, Inc., Senior Secured Term Loan B, 3.75%, 5/1/21	1,458,904	1,444,315

		4,759,261

DISTRIBUTORS — 0.2%
Exopack Holdings SA, Senior Secured Term Loan B1, 4.50%, 5/8/19	1,496,203	1,501,499

DIVERSIFIED FINANCIAL SERVICES — 0.2%
TransUnion LLC, Senior Secured Term Loan B2, 3.75%, 4/9/21	1,494,956	1,484,910

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Intelsat Jackson Holdings, Ltd., Senior Secured Term Loan B2, 3.75%, 6/30/19	1,500,000	1,490,782
Italics Merger Sub, Inc., Senior Secured Term Loan, LIBOR + 3.50%, 5/29/22	185,000	184,943
Level 3 Financing, Inc., Senior Secured Term Loan B2, 3.50%, 5/31/22	1,500,000	1,491,720

		3,167,445

ELECTRIC UTILITIES — 0.2%
EFS Cogen Holdings I LLC, Senior Secured Term Loan B, 3.75%, 12/17/20	1,440,401	1,445,802

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Allflex Holdings III, Inc., Senior Secured First Lien Term Loan, 4.25%, 7/17/20	1,496,193	1,493,694

FOOD & STAPLES RETAILING — 0.2%
Albertson’s LLC, Senior Secured Term Loan B4, 5.50%, 8/25/21	1,496,250	1,505,534

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Principal Amount	Value

FOOD PRODUCTS — 0.4%
Candy Intermediate Holdings, Inc., Senior Secured Term Loan, 7.50%, 6/18/18	$1,493,601	$1,489,867
CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan, 5.00%, 7/3/20	1,500,000	1,500,240

		2,990,107

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Alere, Inc., Senior Secured Term Loan B, 4.25%, 6/3/22	375,000	375,788

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Air Medical Group Holdings, Inc., Senior Secured Term Loan B, 4.50%, 4/6/22	570,000	566,914
American Renal Holdings, Inc., Senior Secured First Lien Term Loan, 4.50%, 9/22/19	1,269,152	1,270,739
Concordia Healthcare Corp., Senior Secured Term Loan B, 4.75%, 4/21/22	145,000	145,891
U.S. Renal Care, Inc., Senior Secured Term Loan, 4.25%, 7/3/19	1,494,930	1,495,244

		3,478,788

HOTELS, RESTAURANTS & LEISURE — 1.0%
Burger King 1011778 B.C. Unlimited Liability Co., Senior Secured Term Loan B, 3.75%, 12/10/21	379,489	379,673
Four Seasons Holdings, Inc., Senior Secured First Lien Term Loan, 3.50%, 6/27/20	1,498,679	1,500,867
Hilton Worldwide Finance LLC, Senior Secured Term Loan B2, 3.50%, 10/26/20	949,459	950,945
Scientific Games International, Inc., Senior Secured Term Loan B2, 6.00%, 10/1/21	1,493,747	1,494,874
Station Casinos LLC, Senior Secured Term Loan B, 4.25%, 3/2/20	1,474,890	1,476,468
Travelport Finance (Luxembourg) S.A.R.L., Senior Secured Term Loan B, 5.75%, 9/2/21	1,496,241	1,501,717

		7,304,544

HOUSEHOLD DURABLES — 0.2%
Spin Holdco, Inc., Senior Secured Term Loan B, 4.25%, 11/14/19	1,494,994	1,492,191

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Calpine Corp., Senior Secured Term Loan B5, 3.50%, 5/27/22	750,000	744,750

IT SERVICES — 0.2%
First Data Corp., Senior Secured Extended Term Loan, 3.69%, 3/24/18	1,500,000	1,496,918

MACHINERY — 0.7%
Doosan Infracore International, Inc., Senior Secured Term Loan B, 4.50%, 5/28/21	1,493,189	1,502,521

Security Description	Principal Amount	Value

Dynacast International LLC, Senior Secured Term Loan B, 4.50%, 1/28/22	$1,496,250	$1,497,656
Gates Global, Inc., Senior Secured Term Loan B, 4.25%, 7/5/21	1,493,731	1,473,297
Milacron LLC, Senior Secured Term Loan B, 4.50%, 9/28/20	990,411	992,887

		5,466,361

MEDIA — 0.7%
Live Nation Entertainment, Inc., Senior Secured Term Loan B1, 3.50%, 8/16/20	1,496,193	1,499,305
Media General, Inc., Senior Secured Term Loan B, 4.00%, 7/31/20	1,400,293	1,402,044
TWCC Holding Corp., Senior Secured Extended Term Loan, 5.75%, 2/13/20	748,125	739,940
Univision Communications, Inc., Senior Secured Term Loan C3, 4.00%, 3/1/20	1,494,713	1,486,044

		5,127,333

MULTILINE RETAIL — 0.2%
Neiman Marcus Group, Inc., Senior Secured Term Loan, 4.25%, 10/25/20	1,496,212	1,489,494

OIL, GAS & CONSUMABLE FUELS — 0.3%
Energy Transfer Equity LP, Senior Secured Term Loan, 4.00%, 12/2/19	1,394,118	1,396,474
Murray Energy Corp., Senior Secured Term Loan B2, 7.50%, 3/19/21	1,000,000	929,840

		2,326,314

PHARMACEUTICALS — 0.1%
Endo Luxembourg Finance Co. I S.A.R.L., Senior Secured Term Loan B, LIBOR + 3.00%, 6/11/22	600,000	602,112

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Capital Automotive LP, Senior Secured Term Loan B, 4.00%, 4/10/19	1,495,981	1,502,930

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Freescale Semiconductor, Inc., Senior Secured Term Loan B5, 5.00%, 1/15/21	497,468	499,956

SOFTWARE — 0.6%
Applied Systems, Inc., Senior Secured Second Lien Term Loan, 7.50%, 1/24/22	1,500,000	1,507,500
BMC Software Finance, Inc., Senior Secured Term Loan, 5.00%, 9/10/20	1,493,454	1,410,149
Mitchell International, Inc., Senior Secured Second Lien Term Loan, 8.50%, 10/11/21	1,500,000	1,501,875

		4,419,524

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Principal Amount	Value

SPECIALTY RETAIL — 0.2%
Michaels Stores, Inc., Senior Secured Incremental Term Loan B2, 4.00%, 1/28/20	$1,500,000	$1,504,222

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Interline Brands, Inc., Senior Secured Term Loan, LIBOR + 3.00%, 3/17/21	1,496,212	1,485,926
North American Lifting Holdings, Inc., Senior Secured First Lien Term Loan, LIBOR + 4.50%, 11/27/20	1,496,207	1,449,450

		2,935,376

TOTAL SENIOR FLOATING RATE LOANS (Cost $72,342,347)		72,041,830

COMMERCIAL MORTGAGE BACKED SECURITIES — 18.9%
Ajax Mortgage Loan Trust 2015-B, 3.88%, 7/25/60 (a)	8,000,000	7,982,937
Alternative Loan Trust 2006-24CB, 6.00%, 6/25/36	7,196,888	6,567,016
Alternative Loan Trust 2007-11T1, 6.00%, 5/25/37	2,894,422	2,402,703
BAMLL Commercial Mortgage Securities Trust 2015-200P, 0.50%, 4/14/33 (a) (b)	30,000,000	990,000
BAMLL Re-REMIC Trust 2011-07C1, 5.38%, 12/15/16 (a) (b)	550,000	568,851
Banc of America Commercial Mortgage Trust 2006-6, 5.39%, 10/10/45	500,000	523,395
Banc of America Funding 2005-5 Trust, 5.50%, 9/25/35	3,171,469	3,269,981
BCAP LLC 2012-RR1 Trust, 6.28%, 10/26/35 (a) (b)	7,081,068	6,046,891
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR15, 5.36%, 2/11/44	1,500,000	1,551,391
BXHTL Mortgage Trust 2015-JWRZ, 1.43%, 5/15/29 (a)	1,500,000	1,500,000
CD 2007-CD5 Mortgage Trust, 6.33%, 11/15/44 (b)	800,000	856,854
CHL Mortgage Pass-Through Trust 2005-J2, 5.50%, 8/25/35	2,660,976	2,479,761
CHL Mortgage Pass-Through Trust 2007-HY1, 2.66%, 4/25/37 (b)	2,817,982	2,622,924
Citigroup Commercial Mortgage Trust 2007-C6, 0.53%, 12/10/49 (a) (b)	750,000	791,736
Citigroup Commercial Mortgage Trust 2015-GC27, 4.58%, 2/10/48 (a) (b)	943,700	813,483
Citigroup Commercial Mortgage Trust 2015-GC31, 4.20%, 6/10/45	1,500,000	1,407,450
Citigroup Mortgage Loan Trust 2007-AR5, 2.74%, 4/25/37 (b)	5,444,773	4,908,545
Citigroup Mortgage Loan Trust 2009-7, 6.00%, 7/25/36 (a)	6,717,988	4,419,275
Commercial Mortgage Trust 2007-GG11 6.25%, 12/10/49 (b)	3,000,000	3,120,579
5.87%, 12/10/49 (b)	225,000	241,346

Security Description	Principal Amount	Value

Commercial Mortgage Trust 2014-KYO, 3.69%, 6/11/27 (a) (b)	$750,000	$750,707
Commercial Mortgage Trust 2015-CCRE22 4.27%, 3/10/48 (a) (b)	1,500,000	1,270,722
1.17%, 3/10/48 (b)	10,981,733	744,067
Commercial Mortgage Trust 2015-CCRE23, 4.40%, 5/10/48 (b)	900,000	763,517
Commercial Mortgage Trust 2015-DC1 1.34%, 2/10/48 (b)	9,237,384	715,796
4.50%, 2/10/48 (a) (b)	750,000	653,485
Commercial Mortgage Trust 2015-LC19, 2.87%, 2/10/48 (a)	1,200,000	929,336
Countrywide Commercial Mortgage Trust 2007-MF1, 6.27%, 11/12/43 (a) (b)	910,490	947,183
Credit Suisse Commercial Mortgage Trust 6.15%, 9/15/39 (b)	1,500,000	1,606,891
6.17%, 2/15/41 (a) (b)	1,700,000	1,853,729
Csail 2015-C2 Commercial Mortgage Trust, 3.85%, 6/15/57	900,000	910,016
CSMC 2015-RPL1 Trust, 3.63%, 2/25/57 (a)	4,864,694	4,853,627
CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36	5,334,904	4,805,773
CSMC Mortgage-Backed Trust 2006-8, 6.50%, 10/25/21	10,038,574	8,598,945
CSMC Trust 2013-6, 2.50%, 7/25/28 (a) (b)	4,007,305	3,985,702
GS Mortgage Securities Corp. II, 1.86%, 2/10/46 (b)	16,362,969	1,486,396
GS Mortgage Securities Trust 2006-GG6, 5.71%, 4/10/38 (b)	1,000,000	1,015,712
GS Mortgage Securities Trust 2006-GG8, 5.62%, 11/10/39	1,000,000	1,015,151
GS Mortgage Securities Trust 2014-GC20, 1.37%, 4/10/47 (b)	19,743,435	1,420,817
GSAA Home Equity Trust 2007-10, 6.50%, 11/25/37	4,079,611	3,137,625
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, 5.37%, 5/15/47	1,465,000	1,513,625
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1, 6.16%, 2/15/51 (b)	1,000,000	1,071,006
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, 6.21%, 2/15/51 (b)	700,000	752,946
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, 2.44%, 1/15/32 (a) (b)	1,500,000	1,495,530
JPMBB Commercial Mortgage Securities Trust 2014-C25, 1.16%, 11/15/47 (b)	6,482,228	430,517
JPMBB Commercial Mortgage Securities Trust 2015-C27, 1.54%, 2/15/48 (b)	7,975,206	688,420

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Principal Amount	Value

JPMBB Commercial Mortgage Securities Trust 2015-C28, 1.35%, 10/15/48 (b)	$11,989,623	$904,617
LB-UBS Commercial Mortgage Trust 2007-C1, 5.48%, 2/15/40	1,500,000	1,554,088
LB-UBS Commercial Mortgage Trust 2007-C7, 6.46%, 9/15/45 (b)	750,000	792,929
Merrill Lynch Mortgage Investors Trust, 6.25%, 10/25/36	5,339,250	4,642,286
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12, 1.15%, 10/15/46 (b)	19,567,888	922,293
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20, 4.61%, 2/15/48 (b)	500,000	493,991
Morgan Stanley Capital I Trust 2015-XLF1, 3.19%, 8/13/16 (a) (b)	750,000	750,057
Residential Asset Securitization Trust 2005-A13, 5.50%, 10/25/35	4,643,660	4,276,263
Structured Adjustable Rate Mortgage Loan Trust 2.56%, 11/25/35 (b)	3,686,124	2,910,707
5.14%, 9/25/36 (b)	2,989,068	2,683,376
Towd Point Mortgage Trust 2015-1, 3.00%, 10/25/53 (a)	3,700,361	3,707,433
Wachovia Bank Commercial Mortgage Trust 5.63%, 10/15/48 (b)	1,500,000	1,527,648
5.38%, 12/15/43	1,750,000	1,839,943
Washington Mutual Mortgage Pass-Through Certificates WMALT 5.50%, 10/25/35	4,183,540	4,235,207
6.00%, 7/25/36	3,863,215	2,101,264
Wells Fargo Commercial Mortgage Trust 2015-C26, 3.59%, 2/15/48 (a)	900,000	732,557
Wells Fargo Commercial Mortgage Trust 2015-C27, 3.89%, 2/15/48	750,000	697,951
Wells Fargo Commercial Mortgage Trust 2015-C28, 4.28%, 5/15/48 (b)	1,500,000	1,443,997
Wells Fargo Commercial Mortgage Trust 2015-LC20, 1.56%, 4/15/50 (b)	7,987,401	752,829
Wells Fargo Commercial Mortgage Trust 2015-NXS1, 1.35%, 5/15/48 (b)	9,987,562	800,943
Wells Fargo Commercial Mortgage Trust 2015-NXS2, 0.96%, 7/15/58 (b)	30,000,000	1,597,920
WFRBS Commercial Mortgage Trust 2014-C21, 1.19%, 8/15/47 (b)	19,834,492	1,496,532

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $142,547,571)		141,347,190

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.0%
Fannie Mae Pool 3.00%, 10/1/34	6,659,770	6,776,734
3.00%, 4/1/35	10,887,388	11,079,932
3.00%, 5/1/35	5,962,521	6,067,968
3.00%, 1/1/45	4,486,854	4,429,325
3.00%, 2/1/45	4,821,429	4,758,627

Security Description	Principal Amount	Value

3.00%, 3/1/45	$3,955,460	$3,942,812
3.00%, 4/1/45	17,871,130	17,635,878
3.50%, 9/1/34	5,120,456	5,346,270
3.50%, 11/1/34	4,636,051	4,840,503
3.50%, 2/1/35	2,900,811	3,029,791
3.50%, 2/1/45	9,866,748	10,174,869
4.50%, 3/1/44	6,935,854	7,498,409
4.50%, 6/1/44	3,893,314	4,209,093
4.50%, 7/1/44	3,977,962	4,300,608
4.50%, 2/1/45	4,482,525	4,846,094
Fannie Mae REMICS
3.00%, 3/25/44	11,894,941	12,114,450
3.00%, 4/25/44	5,734,006	5,134,166
5.72%, 1/25/43 (b)	1,616,409	1,469,084
Freddie Mac Gold Pool
3.00%, 1/1/45	4,312,373	4,289,524
3.00%, 2/1/45	2,953,922	2,938,271
3.00%, 3/1/45	2,972,831	2,957,080
3.00%, 4/1/45	19,844,106	19,738,964
3.00%, 5/1/45	9,973,908	9,921,062
3.00%, 7/1/45	5,000,000	4,973,508
3.50%, 2/1/45	5,909,642	6,082,638
3.50%, 4/1/45	17,876,519	18,399,830
4.50%, 6/1/44	4,025,209	4,346,536
Freddie Mac REMICS
3.00%, 6/15/41	3,385,028	3,468,611
3.00%, 12/15/41	9,957,561	10,099,118
3.00%, 12/15/42	10,000,000	10,088,750
3.00%, 2/15/44	14,885,372	14,942,502
3.00%, 6/15/44	20,000,000	20,187,500
3.00%, 2/15/45	3,030,113	2,681,747
3.00%, 3/15/45	3,667,141	3,239,402
6.46%, 5/15/41 (b)	6,606,180	1,132,850
Government National Mortgage Association 5.87%, 11/16/43 (b)	6,783,950	960,454
5.99%, 7/20/42 (b)	20,373,778	3,263,260

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $264,234,656)		261,366,220

U.S. TREASURY OBLIGATIONS — 4.7%
United States Treasury Note/Bond 0.25%, 10/31/15	9,000,000	9,005,040
2.13%, 1/31/21	11,200,000	11,386,369
2.50%, 5/15/24	7,250,000	7,373,467
3.13%, 2/15/43	4,850,000	4,855,528
4.50%, 2/15/36	1,900,000	2,389,173

TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,543,783)		35,009,577

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Shares	Value

SHORT TERM INVESTMENT — 20.5%
MONEY MARKET FUND — 20.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d) (e) (f) (Cost $152,859,462)	$152,859,462	$152,859,462

TOTAL INVESTMENTS — 108.5% (g)
(Cost $817,057,405)		810,389,769
OTHER ASSETS & LIABILITIES — (8.5)%		(63,695,707)

NET ASSETS — 100.0%		$746,694,062

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 9.8% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Rate shown is rate in effect at June 30, 2015. Maturity date disclosed is the ultimate maturity.
(c)	Zero coupon security. Payment received at maturity.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (Note 2).
(g)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 2 inputs (Note 2).

REMICS Real Estate Mortgage Investment Conduits

S.A.R.L. Societe A Responsibilite Limitee

See accompanying notes to financial statements.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 6.8%
General Dynamics Corp.	659	$93,374
Huntington Ingalls Industries, Inc.	124	13,961
Northrop Grumman Corp.	585	92,798

		200,133

BANKS — 6.8%
JPMorgan Chase & Co.	1,886	127,795
Wells Fargo & Co.	1,300	73,112

		200,907

BIOTECHNOLOGY — 1.7%
Amgen, Inc.	329	50,508

BUILDING PRODUCTS — 1.2%
Owens Corning	850	35,063

CHEMICALS — 3.3%
LyondellBasell Industries NV (Class A)	925	95,756

CONSUMER FINANCE — 1.2%
Discover Financial Services	617	35,552

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
Verizon Communications, Inc.	1,417	66,046

FOOD & STAPLES RETAILING — 3.8%
Kroger Co.	1,538	111,520

FOOD PRODUCTS — 1.1%
Mondelez International, Inc. (Class A)	767	31,554

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Alere, Inc. (a)	713	37,611

HEALTH CARE PROVIDERS & SERVICES — 8.4%
Anthem, Inc.	702	115,226
McKesson Corp.	461	103,638
UnitedHealth Group, Inc.	240	29,280

		248,144

HOTELS, RESTAURANTS & LEISURE — 3.5%
Royal Caribbean Cruises, Ltd.	1,299	102,218

HOUSEHOLD PRODUCTS — 1.2%
Procter & Gamble Co.	465	36,382

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.1%
AES Corp.	4,722	62,614

INSURANCE — 7.9%
MetLife, Inc.	1,884	105,485
Prudential Financial, Inc.	1,105	96,710
Validus Holdings, Ltd.	714	31,409

		233,604

INTERNET & CATALOG RETAIL — 2.0%
Amazon.com, Inc. (a)	138	59,904

INTERNET SOFTWARE & SERVICES — 2.9%
Facebook, Inc. (Class A) (a)	330	28,303
Google, Inc. (Class A) (a)	77	41,583

Google, Inc. (Class C) (a)	28	14,574

		84,460

Security Description	Shares	Value

MEDIA — 2.4%
Charter Communications, Inc. (Class A) (a)	245	$41,956
Comcast Corp. (Class A)	481	28,928

		70,884

MULTILINE RETAIL — 0.9%
Target Corp.	307	25,060

OIL, GAS & CONSUMABLE FUELS — 7.3%
Exxon Mobil Corp.	1,170	97,344
Valero Energy Corp.	1,871	117,125

		214,469

PHARMACEUTICALS — 7.8%
Eli Lilly & Co.	817	68,211
Johnson & Johnson	894	87,129
Merck & Co., Inc.	1,321	75,205

		230,545

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Iron Mountain, Inc.	2,044	63,364

SOFTWARE — 7.2%
Electronic Arts, Inc. (a)	1,680	111,720
Intuit, Inc.	314	31,642
Oracle Corp.	1,698	68,429

		211,791

SPECIALTY RETAIL — 2.9%
Best Buy Co., Inc.	2,630	85,764

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS —7.4%
Apple, Inc.	1,267	158,914
Hewlett-Packard Co.	1,942	58,279

		217,193

TOBACCO — 3.4%
Altria Group, Inc.	613	29,982
Philip Morris International, Inc.	884	70,870

		100,852

TOTAL COMMON STOCKS (Cost $2,572,763)		2,911,898

SHORT TERM INVESTMENT — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b) (c) (Cost $26,105)	26,105	26,105

TOTAL INVESTMENTS — 99.9% (d) (Cost $2,598,868)		2,938,003
OTHER ASSETS & LIABILITIES — 0.1%		2,292

NET ASSETS — 100.0%		$2,940,295

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 1.1%
General Dynamics Corp.	474	$67,161

AUTO COMPONENTS — 1.3%
Goodyear Tire & Rubber Co.	888	26,773
Lear Corp.	442	49,619

		76,392

BEVERAGES — 2.0%
Coca-Cola Co.	3,002	117,768

BIOTECHNOLOGY — 4.5%
Amgen, Inc.	796	122,202
Gilead Sciences, Inc.	1,292	151,267

		273,469

CHEMICALS — 4.1%
LyondellBasell Industries NV (Class A)	2,384	246,792

COMMUNICATIONS EQUIPMENT — 0.4%
QUALCOMM, Inc.	414	25,929

CONSUMER FINANCE — 0.6%
American Express Co.	448	34,819

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
Verizon Communications, Inc.	3,353	156,283

FOOD & STAPLES RETAILING — 5.2%
CVS Health Corp.	898	94,182
Kroger Co.	3,042	220,576

		314,758

FOOD PRODUCTS — 2.3%
Ingredion, Inc.	1,762	140,625

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Edwards Lifesciences Corp. (a)	1,352	192,565

HEALTH CARE PROVIDERS & SERVICES — 4.5%
HCA Holdings, Inc. (a)	576	52,255
McKesson Corp.	968	217,616

		269,871

HOTELS, RESTAURANTS & LEISURE — 4.7%
Carnival Corp.	1,607	79,369
Norwegian Cruise Line Holdings, Ltd. (a)	550	30,822
Royal Caribbean Cruises, Ltd.	2,233	175,715

		285,906

HOUSEHOLD DURABLES — 1.1%
PulteGroup, Inc.	3,246	65,407

INSURANCE — 3.7%
Prudential Financial, Inc.	770	67,390
Validus Holdings, Ltd.	3,521	154,889

		222,279

INTERNET & CATALOG RETAIL — 2.5%
Amazon.com, Inc. (a)	343	148,893

INTERNET SOFTWARE & SERVICES — 5.7%
Facebook, Inc. (Class A) (a)	1,149	98,544
Google, Inc. (Class A) (a)	124	66,965
VeriSign, Inc. (a)	2,946	181,827

		347,336

Security Description	Shares	Value

IT SERVICES — 5.7%
Cognizant Technology Solutions Corp. (Class A) (a)	2,933	$179,177
FleetCor Technologies, Inc. (a)	1,069	166,828

		346,005

MACHINERY — 1.9%
Caterpillar, Inc.	1,358	115,186

MEDIA — 4.6%
Charter Communications, Inc. (Class A) (a)	281	48,121
Comcast Corp. (Class A)	3,865	232,441

		280,562

MULTILINE RETAIL — 1.2%
Kohl’s Corp.	1,184	74,130

OIL, GAS & CONSUMABLE FUELS — 4.0%
Marathon Petroleum Corp.	3,784	197,941
Valero Energy Corp.	738	46,199

		244,140

PHARMACEUTICALS — 4.4%
Bristol-Myers Squibb Co.	1,428	95,019
Johnson & Johnson	824	80,307
Merck & Co., Inc.	1,558	88,697

		264,023

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Iron Mountain, Inc.	1,385	42,935
Simon Property Group, Inc.	428	74,053

		116,988

ROAD & RAIL — 0.9%
Union Pacific Corp.	548	52,263

SOFTWARE — 10.2%
Electronic Arts, Inc. (a)	3,514	233,681
Microsoft Corp.	789	34,834
Oracle Corp.	5,103	205,651
Tableau Software, Inc. (Class A) (a)	1,238	142,742

		616,908

SPECIALTY RETAIL — 4.3%
AutoZone, Inc. (a)	90	60,021
Best Buy Co., Inc.	5,095	166,148
Home Depot, Inc.	282	31,339

		257,508

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.2%
Apple, Inc.	3,001	376,400

TOBACCO — 4.0%
Altria Group, Inc.	1,756	85,886
Philip Morris International, Inc.	1,974	158,255

		244,141

TOTAL COMMON STOCKS (Cost $5,594,789)		5,974,507

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Shares	Value

SHORT TERM INVESTMENT — 1.1%
MONEY MARKET FUND — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b) (c) (Cost $63,671)	63,671	$63,671

TOTAL INVESTMENTS — 99.9% (d) (Cost $5,658,460)		6,038,178
OTHER ASSETS & LIABILITIES — 0.1%		6,795

NET ASSETS — 100.0%		$6,044,973

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 6.1%
General Dynamics Corp.	599	$84,872
Northrop Grumman Corp.	579	91,847

		176,719

AUTO COMPONENTS — 2.6%
Gentex Corp.	1,294	21,247
Goodyear Tire & Rubber Co.	1,800	54,270

		75,517

BANKS — 12.5%
Citigroup, Inc.	1,356	74,905
JPMorgan Chase & Co.	2,285	154,832
Wells Fargo & Co.	2,374	133,514

		363,251

BEVERAGES — 1.1%
Molson Coors Brewing Co. (Class B)	436	30,437

CAPITAL MARKETS — 0.9%
Goldman Sachs Group, Inc.	121	25,264

CHEMICALS — 3.4%
LyondellBasell Industries NV (Class A)	950	98,344

CONSUMER FINANCE — 1.3%
Discover Financial Services	671	38,663

ELECTRIC UTILITIES — 1.2%
Edison International	631	35,071

FOOD & STAPLES RETAILING — 1.9%
Kroger Co.	767	55,615

FOOD PRODUCTS — 2.4%
Mondelez International, Inc. (Class A)	1,680	69,115

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Abbott Laboratories	432	21,203

HEALTH CARE PROVIDERS & SERVICES — 8.5%
Aetna, Inc.	274	34,924
Anthem, Inc.	687	112,764
Cardinal Health, Inc.	327	27,354
McKesson Corp.	82	18,434
UnitedHealth Group, Inc.	450	54,900

		248,376

HOTELS, RESTAURANTS & LEISURE — 3.9%
Norwegian Cruise Line Holdings, Ltd. (a)	1,040	58,282
Royal Caribbean Cruises, Ltd.	718	56,499

		114,781

HOUSEHOLD DURABLES — 0.7%
PulteGroup, Inc.	992	19,989

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.5%
AES Corp.	5,433	72,042

INSURANCE — 12.3%
Everest Re Group, Ltd.	389	70,802
MetLife, Inc.	1,848	103,469
Prudential Financial, Inc.	1,163	101,786
Travelers Cos., Inc.	401	38,761
Validus Holdings, Ltd.	991	43,594

		358,412

INTERNET SOFTWARE & SERVICES — 2.3%
Yahoo!, Inc. (a)	1,730	67,972

Security Description	Shares	Value

MULTI-UTILITIES — 2.0%
PG&E Corp.	1,190	58,429

MULTILINE RETAIL — 0.6%
Burlington Stores, Inc. (a)	360	18,432

OIL, GAS & CONSUMABLE FUELS — 11.2%
Chevron Corp.	309	29,809
Exxon Mobil Corp.	1,336	111,155
Marathon Petroleum Corp.	1,038	54,298
Occidental Petroleum Corp.	280	21,776
Valero Energy Corp.	1,219	76,309
WPX Energy, Inc. (a)	2,660	32,665

		326,012

PHARMACEUTICALS — 7.3%
AbbVie, Inc.	860	57,784
Johnson & Johnson	668	65,103
Merck & Co., Inc.	1,558	88,697

		211,584

REAL ESTATE INVESTMENT TRUSTS — 3.2%
AvalonBay Communities, Inc.	186	29,736
Iron Mountain, Inc.	1,237	38,347
WP GLIMCHER, Inc.	1,786	24,164

		92,247

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Broadcom Corp. (Class A)	1,761	90,674

SOFTWARE — 3.7%
Electronic Arts, Inc. (a)	1,595	106,067

SPECIALTY RETAIL — 2.7%
Best Buy Co., Inc.	2,439	79,536

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Hewlett-Packard Co.	853	25,598

TOTAL COMMON STOCKS (Cost $2,575,677)		2,879,350

SHORT TERM INVESTMENT — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b) (c) (Cost $27,610)	27,610	27,610

TOTAL INVESTMENTS — 99.9% (d) (Cost $2,603,287)		2,906,960
OTHER ASSETS & LIABILITIES — 0.1%		2,649

NET ASSETS — 100.0%		$2,909,609

(a)	Non-income producing security
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

State Street Risk Aware Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.3%
DigitalGlobe, Inc. (a)	169	$4,696

BANKS — 7.1%
Capital Bank Financial Corp. (Class A) (a)	3,663	106,484
First Connecticut Bancorp, Inc.	144	2,285
HomeTrust Bancshares, Inc. (a)	1,070	17,933
People’s United Financial, Inc.	759	12,303

		139,005

BEVERAGES — 5.4%
Coca-Cola Co.	1,011	39,662
Dr Pepper Snapple Group, Inc.	226	16,475
PepsiCo, Inc.	535	49,937

		106,074

BIOTECHNOLOGY — 3.5%
ACADIA Pharmaceuticals, Inc. (a)	109	4,565
Amgen, Inc.	357	54,806
NewLink Genetics Corp. (a)	47	2,081
OvaScience, Inc. (a)	217	6,278

		67,730

CAPITAL MARKETS — 0.3%
FXCM, Inc.	3,445	4,995

CHEMICALS — 1.4%
Axiall Corp.	305	10,995
Flotek Industries, Inc. (a)	792	9,924
Rentech, Inc. (a)	6,626	7,090

		28,009

COMMERCIAL SERVICES & SUPPLIES — 5.4%
Rollins, Inc.	315	8,987
Stericycle, Inc. (a)	728	97,486

		106,473

COMMUNICATIONS EQUIPMENT — 1.3%
Ubiquiti Networks, Inc.	785	25,053

DIVERSIFIED CONSUMER SERVICES — 0.1%
LifeLock, Inc. (a)	144	2,362

DIVERSIFIED FINANCIAL SERVICES — 4.0%
Berkshire Hathaway, Inc. (Class B) (a)	573	77,991

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.4%
AT&T, Inc.	1,925	68,376
Globalstar, Inc. (a)	1,307	2,758
Verizon Communications, Inc.	762	35,517

		106,651

ELECTRICAL EQUIPMENT — 0.6%
Enphase Energy, Inc. (a)	1,643	12,503

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Kemet Corp. (a)	1,469	4,231

ENERGY EQUIPMENT & SERVICES — 0.9%
Basic Energy Services, Inc. (a)	313	2,363
Hercules Offshore, Inc. (a)	3,820	893
ION Geophysical Corp. (a)	1,939	2,075
Key Energy Services, Inc. (a)	540	972
North Atlantic Drilling Ltd.	2,404	2,861
Pioneer Energy Services Corp. (a)	391	2,479

Security Description	Shares	Value

Seventy Seven Energy, Inc. (a)	247	$1,060
US Silica Holdings, Inc.	187	5,490

		18,193

FOOD & STAPLES RETAILING — 1.4%
Wal-Mart Stores, Inc.	380	26,953

FOOD PRODUCTS — 4.2%
General Mills, Inc.	1,010	56,277
Hershey Co.	151	13,414
TreeHouse Foods, Inc. (a)	144	11,668

		81,359

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Cooper Cos, Inc.	236	42,001

HOTELS, RESTAURANTS & LEISURE — 4.9%
McDonald’s Corp.	1,005	95,545

HOUSEHOLD DURABLES — 0.5%
Beazer Homes USA, Inc. (a)	518	10,334

HOUSEHOLD PRODUCTS — 4.5%
Procter & Gamble Co.	1,132	88,568

INSURANCE — 1.4%
Allied World Assurance Co. Holdings AG	640	27,661

INTERNET SOFTWARE & SERVICES — 0.4%
Travelzoo, Inc. (a)	750	8,460

IT SERVICES — 0.2%
Unisys Corp. (a)	203	4,058

MACHINERY — 5.9%
American Railcar Industries, Inc.	151	7,345
Greenbrier Cos., Inc.	81	3,795
Manitowoc Co., Inc.	1,281	25,107
NN, Inc.	250	6,380
Terex Corp.	296	6,882
Titan International, Inc.	1,066	11,449
Xerium Technologies, Inc. (a)	3,037	55,273

		116,231

MEDIA — 1.0%
Central European Media Enterprises, Ltd. (Class A) (a)	4,625	10,083
Eros International PLC (a)	293	7,360
Gray Television, Inc. (a)	184	2,885

		20,328

METALS & MINING — 0.5%
Newmont Mining Corp.	430	10,045

MULTI-UTILITIES — 2.7%
CenterPoint Energy, Inc.	246	4,681
Dominion Resources, Inc.	525	35,107
PG&E Corp.	271	13,306

		53,094

MULTILINE RETAIL — 2.9%
Dollar General Corp.	475	36,927
Dollar Tree, Inc. (a)	261	20,616

		57,543

OIL, GAS & CONSUMABLE FUELS — 5.8%
Approach Resources, Inc. (a)	187	1,281
Cheniere Energy, Inc. (a)	313	21,678
Emerald Oil, Inc. (a)	105	446

See accompanying notes to financial statements.

State Street Risk Aware Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

Security Description	Shares	Value

Energy XXI, Ltd.	204	$537
Gastar Exploration, Inc. (a)	1,294	3,999
Halcon Resources Corp. (a)	2,670	3,097
Hallador Energy Co.	1,047	8,732
Kinder Morgan, Inc.	1,452	55,742
Magnum Hunter Resources Corp. (a)	459	858
Pacific Ethanol, Inc. (a)	945	9,752
Resolute Energy Corp. (a)	3,958	3,826
Rex Energy Corp. (a)	293	1,638
SandRidge Energy, Inc. (a)	1,085	952
Stone Energy Corp. (a)	90	1,133
W&T Offshore, Inc.	154	844

		114,515

PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	43	2,464

PHARMACEUTICALS — 11.6%
Allergan PLC (a)	246	74,651
Bristol-Myers Squibb Co.	490	32,605
Johnson & Johnson	442	43,077
Merck & Co., Inc.	982	55,905
Perrigo Co. PLC	119	21,995

		228,233

PROFESSIONAL SERVICES — 1.1%
Advisory Board Co. (a)	156	8,528
Verisk Analytics, Inc. (Class A) (a)	176	12,806

		21,334

REAL ESTATE INVESTMENT TRUSTS — 2.5%
American Tower Corp.	80	7,463
RAIT Financial Trust	6,803	41,567

		49,030

ROAD & RAIL — 0.9%
YRC Worldwide, Inc. (a)	1,313	17,043

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Axcelis Technologies, Inc. (a)	1,003	2,969
SunPower Corp. (a)	793	22,529

		25,498

SOFTWARE — 2.6%
Glu Mobile, Inc. (a)	1,209	7,508
Infoblox, Inc. (a)	1,674	43,875

		51,383

SPECIALTY RETAIL — 4.3%
AutoZone, Inc. (a)	127	84,696

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a)	236	4,607

TRADING COMPANIES & DISTRIBUTORS — 0.6%
H&E Equipment Services, Inc.	148	2,956
United Rentals, Inc. (a)	103	9,025

		11,981

TOTAL COMMON STOCKS (Cost $1,946,031)		1,956,930

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b) (c) (Cost $9,120)	9,120	$9,120

TOTAL INVESTMENTS — 99.9% (d) (Cost $1,955,151)		1,966,050
OTHER ASSETS & LIABILITIES — 0.1%		984

NET ASSETS — 100.0%		$1,967,034

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the investments of the Portfolio are determined based on Level 1 inputs (Note 2).

PLC Public Limited Company

See accompanying notes to financial statements.

SSGA MASTER TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio	Blackstone/GSO Senior Loan Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at value	$30,524,820	$14,232,961	$20,624,977	$688,256,066
Investments in securities of affiliated issuers, at value	110,519,452	106,689,932	123,792,881	11,996,420

Total investments	141,044,272	120,922,893	144,417,858	700,252,486

Cash	31,331	—	—	—
Receivable for investment securities sold	—	—	—	11,278,222
Dividends receivable from affiliated issuers (Note 3)	968,894	269,005	406,143	—
Dividends receivable from unaffiliated issuers	—	—	—	—
Interest receivable from unaffiliated issuers	—	—	—	3,239,393
Prepaid expenses and other assets	278	188	199	932

TOTAL ASSETS	142,044,775	121,192,086	144,824,200	714,771,033

LIABILITIES
Payable for investments purchased	—	—	—	42,166,583
Due to custodian	—	—	—	—
Accrued advisory fees (Note 3)	48,871	43,035	48,516	339,399
Accrued trustees’ fees and expenses (Note 3)	372	264	280	1,349

TOTAL LIABILITIES	49,243	43,299	48,796	42,507,331

NET ASSETS	$141,995,532	$121,148,787	$144,775,404	$672,263,702

COST OF INVESTMENTS
Unaffiliated issuers	$37,626,615	$14,109,919	$20,549,658	$697,252,360
Affiliated issuers	121,335,569	107,881,519	122,718,043	11,996,420

Total cost of investments	$158,962,184	$121,991,438	$143,267,701	$709,248,780

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio	State Street Risk Aware Portfolio

$15,512,937	$657,530,307	$2,911,898	$5,974,507	$2,879,350	$1,956,930
487,918	152,859,462	26,105	63,671	27,610	9,120

16,000,855	810,389,769	2,938,003	6,038,178	2,906,960	1,966,050

352	—	229	1,428	562	436
—	918,738	—	—	—	—
—	—	2	5	2	1,392
—	—	3,545	8,406	3,550	—
23,280	3,767,790	—	—	—	—
26	724	8	10	9	6

16,024,513	815,077,021	2,941,787	6,048,027	2,911,083	1,967,884

—	67,924,897	—	—	—	—
—	167,214	—	—	—	—
5,358	289,884	1,482	3,042	1,463	842
37	964	10	12	11	8

5,395	68,382,959	1,492	3,054	1,474	850

$16,019,118	$746,694,062	$2,940,295	$6,044,973	$2,909,609	$1,967,034

$15,522,652	$664,197,943	$2,572,763	$5,594,789	$2,575,677	$1,946,031
487,918	152,859,462	26,105	63,671	27,610	9,120

$16,010,570	$817,057,405	$2,598,868	$5,658,460	$2,603,287	$1,955,151

SSGA MASTER TRUST

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2015

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio	Blackstone/GSO Senior Loan Portfolio
INVESTMENT INCOME
Dividend and interest income on securities of unaffiliated issuers (Note 2)	$91,317	$156,259	$513,327	$29,258,069
Dividend income on securities of affiliated issuers (Note 3)	2,769,559	3,743,224	2,775,595	24,468

TOTAL INVESTMENT INCOME	2,860,876	3,899,483	3,288,922	29,282,537

EXPENSES
Advisory fees (Note 3)	324,150	232,856	248,448	1,835,102
Trustees’ fees (Note 3)	3,118	2,037	2,125	11,400

TOTAL EXPENSES	327,268	234,893	250,573	1,846,502

NET INVESTMENT INCOME	$2,533,608	$3,664,590	$3,038,349	$27,436,035

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments in securities of unaffiliated issuers	$(2,117,979)	$71,509	$(31,018)	$(750,613)
Net realized gain (loss) on investments in securities of affiliated issuers	(2,350,279)	(118,760)	2,401,805	—
Net realized gain on capital gains distributions from affiliated issuers	36,098	592,146	393,002	—
Net change in unrealized appreciation (depreciation) on investments	(23,442,541)	(6,320,056)	(5,265,539)	(10,613,268)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(27,874,701)	(5,775,161)	(2,501,750)	(11,363,881)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,341,093)	$(2,110,571)	$536,599	$16,072,154

*	For the period February 23, 2015 (commencement of operations) to June 30, 2015.
**	For the period September 9, 2014 (commencement of operations) to June 30, 2015.

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio*	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio	State Street Risk Aware Portfolio**

$86,206	$5,258,752	$62,067	$63,283	$58,901	$30,935
265	32,846	22	27	24	8

86,471	5,291,598	62,089	63,310	58,925	$30,943

32,323	421,453	9,206	10,918	8,978	4,534
301	1,472	58	60	57	28

32,624	422,925	9,264	10,978	9,035	4,562

$53,847	$4,868,673	$52,825	$52,332	$49,890	$26,381

$(4,837)	$(1,029,740)	$313,500	$451,931	$294,237	$(232,469)
—	—	—	—	—	—
—	—	—	—	—	—
(20,194)	(6,667,636)	48,740	35,715	41,453	10,899

(25,031)	(7,697,376)	362,240	487,646	335,690	$(221,570)

$28,816	$(2,828,703)	$415,065	$539,978	$385,580	$(195,189)

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SSGA Multi-Asset Real Return Portfolio		SSGA Income Allocation Portfolio
	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/15	Year Ended 6/30/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,533,608	$2,587,021	$3,664,590	$4,096,865
Net realized gain (loss) on investments	(4,432,160)	(2,207,394)	544,895	(1,346,791)
Net change in unrealized appreciation (depreciation) on investments	(23,442,541)	16,133,508	(6,320,056)	11,409,215

Net increase (decrease) in net assets resulting from operations	(25,341,093)	16,513,135	(2,110,571)	14,159,289

CAPITAL TRANSACTIONS
Contributions	66,337,576	91,367,610	34,191,856	7,804,636
Withdrawals	(63,635,938)	(64,829,742)	(14,962,876)	(92,188,375)
Other capital	—	—	—	—

Net increase (decrease) in net assets from capital transactions	2,701,638	26,537,868	19,228,980	(84,383,739)

Net increase (decrease) in net assets during the period	(22,639,455)	43,051,003	17,118,409	(70,224,450)
NET ASSETS
Net assets at beginning of period	164,634,987	121,583,984	104,030,378	174,254,828

NET ASSETS END OF PERIOD	$141,995,532	$164,634,987	$121,148,787	$104,030,378

*	Commencement of operations

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio		Blackstone/GSO Senior Loan Portfolio		SSGA Ultra Short Term Bond Portfolio
Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/15	For the Period 10/9/13* - 6/30/14

$3,038,349	$1,874,897	$27,436,035	$20,364,761	$53,847	$32,351
2,763,789	1,718,573	(750,613)	(2,767,913)	(4,837)	888
(5,265,539)	6,937,869	(10,613,268)	4,689,730	(20,194)	10,479

536,599	10,531,339	16,072,154	22,286,578	28,816	43,718

72,106,656	47,337,163	123,474,946	286,897,792	6,012,275	16,010,331
(26,359,458)	(11,312,504)	(77,954,422)	(31,961,441)	(4,061,512)	(2,033,325)
—	—	194,062	461,549	3,608	15,207

45,747,198	36,024,659	45,714,586	255,397,900	1,954,371	13,992,213

46,283,797	46,555,998	61,786,740	277,684,478	1,983,187	14,035,931

98,491,607	51,935,609	610,476,962	332,792,484	14,035,931	—

$144,775,404	$98,491,607	$672,263,702	$610,476,962	$16,019,118	$14,035,931

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio
	For the Period 2/23/15* - 6/30/15	Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,868,673	$52,825	$38,006
Net realized gain (loss) on investments	(1,029,740)	313,500	68,581
Net change in unrealized appreciation (depreciation) on investments	(6,667,636)	48,740	290,395

Net increase (decrease) in net assets resulting from operations	(2,828,703)	415,065	396,982

CAPITAL TRANSACTIONS
Contributions	749,143,987	—	5,001,000
Withdrawals	—	(2,852,753)	(19,999)
Other capital	378,778	—	—

Net increase (decrease) in net assets from capital transactions	749,522,765	(2,852,753)	4,981,001

Net increase (decrease) in net assets during the period	746,694,062	(2,437,688)	5,377,983
NET ASSETS
Net assets at beginning of period	—	5,377,983	—

NET ASSETS END OF PERIOD	$746,694,062	$2,940,295	$5,377,983

*	Commencement of operations

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio		SSGA MFS Systematic Value Equity Portfolio		State Street Risk Aware Portfolio
Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14	Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14	For the Period 9/9/14* - 6/30/15

$52,332	$35,730	$49,890	$41,704	$26,381
451,931	10,976	294,237	4,238	(232,469)
35,715	344,003	41,453	262,220	10,899

539,978	390,709	385,580	308,162	(195,189)

3,023,489	5,001,000	—	5,001,000	4,000,000
(2,891,074)	(19,129)	(2,762,295)	(22,838)	(1,837,777)
—	—	—	—	—

132,415	4,981,871	(2,762,295)	4,978,162	2,162,223

672,393	5,372,580	(2,376,715)	5,286,324	1,967,034

5,372,580	—	5,286,324	—	—

$6,044,973	$5,372,580	$2,909,609	$5,286,324	$1,967,034

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Multi-Asset Real Return Portfolio*
	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12** - 6/30/12
Supplemental Data and Ratios:
Net assets, end of period (000s)	$141,996	$164,635	$121,584	$5,827

Ratios to average net assets:
Operating expenses	0.20%	0.20%	0.20%	0.20	%(1)
Net investment income	1.56%	2.01%	2.91%	3.84	%(1)
Portfolio turnover rate	33%	40%	31%	10%
Total return	(14.80)%	13.93%	(1.63)%	(3.42	)%(2)

*	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
**	Commencement of operations
(1)	Annualized.
(2)	Total return for periods of less than one year is not annualized.

See accompanying notes to financial statements.

SSGA Income Allocation Portfolio*					SSGA Global Allocation Portfolio*
Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12** - 6/30/12		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12** - 6/30/12

$121,149	$104,030	$174,255	$9,114		$144,775	$98,492	$51,936	$4,451

0.20%	0.20%	0.20%	0.20	%(1)	0.20%	0.20%	0.20%	0.20	%(1)
3.15%	3.89%	4.65%	8.39	%(1)	2.45%	2.76%	3.07%	4.34	%(1)
64%	63%	80%	15%		98%	89%	123%	25%
(1.42)%	13.84%	4.39%	0.92	%(2)	0.49%	16.80%	9.92%	(1.82	)%(2)

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	Blackstone/GSO Senior Loan Portfolio*
	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 4/3/13** - 6/30/13
Supplemental Data and Ratios:
Net assets, end of period (000s)	$672,264	$610,477	$332,792

Ratios to average net assets:
Operating expenses	0.31%	0.30%	0.30	%(1)
Net investment income	4.49%	3.63%	2.57	%(1)
Portfolio turnover rate	65%	77%	4%
Total return	2.98%	4.00%	(0.31	)%(2)

*	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
**	Commencement of operations
(1)	Annualized.
(2)	Total return for periods of less than one year is not annualized.

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio*			State Street DoubleLine Total Return Tactical Portfolio*		SSGA MFS Systematic Core Equity Portfolio*
Year Ended 6/30/15	For the Period 10/9/13** - 6/30/14		For the Period 2/23/15** - 6/30/15		Year Ended 6/30/15	For the Period 1/8/14** - 6/30/14

$16,019	$14,036		$746,694		$2,940	$5,378

0.20%	0.20	%(1)	0.30	%(1)	0.30%	0.30	%(1)
0.33%	0.34	%(1)	3.46	%(1)	1.72%		—(1)
79%	39%		14%		54%	27%
0.21%	0.47	%(2)	(0.36	)%(2)	14.00%	7.92	%(2)

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA MFS Systematic Growth Equity Portfolio*
	Year Ended 6/30/15	For the Period 1/8/14** - 6/30/14
Supplemental Data and Ratios:
Net assets, end of period (000s)	$6,045	$5,373

Ratios to average net assets:
Operating expenses	0.30%	0.30	%(1)
Net investment income	1.44%	1.46	%(1)
Portfolio turnover rate	67%	20%
Total return	17.85%	7.85	%(2)

*	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
**	Commencement of operations
(1)	Annualized.
(2)	Total return for periods of less than one year is not annualized.

See accompanying notes to financial statements.

SSGA MFS Systematic Value Equity Portfolio*			State Street Risk Aware Portfolio*
Year Ended 6/30/15	For the Period 1/8/14** - 6/30/14		For the Period 9/9/14** - 6/30/15

$2,910	$5,286		$1,967

0.30%	0.30	%(1)	0.25	%(1)
1.67%	1.73	%(1)	1.46	%(1)
61%	23%		122%
13.79%	6.20	%(2)	(0.46	)%(2)

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

1.	Organization

SSGA Master Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on March 30, 2011.

As of June 30, 2015, the Trust offered ten (10) portfolios, each of which represents a separate series of beneficial interest in the Trust (each a “Portfolio” and collectively; the “Portfolios”). The financial statements herein relate to the following ten (10) Portfolios: SSGA Multi-Asset Real Return Portfolio, SSGA Income Allocation Portfolio, SSGA Global Allocation Portfolio, Blackstone/GSO Senior Loan Portfolio, SSGA Ultra Short Term Bond Portfolio, State Street DoubleLine Total Return Tactical Portfolio, SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio, SSGA MFS Systematic Value Equity Portfolio and State Street Risk Aware Portfolio, each a “diversified” investment company, with the exception of SSGA Ultra Short Term Bond Portfolio and the State Street Risk Aware Portfolio, which are each a “non-diversified” investment company. Each Portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

Each Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibilty for determining the fair value of investments. The members of the Committee are approved by the Board.

Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded or closed-end funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015

•	Debt obligations (both governmental and non- governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with the Portfolios procedures to stabilize net asset value.

Senior or other loans are valued at evaluated mid prices supplied by an independent pricing service, if available. Senior loans and other loans in which the committee determines that there are no reliable valuations available from pricing sources or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors effecting the loan.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Portfolios value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015

The following table summarizes the value of each of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2015.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
SSGA Multi-Asset Real Return Portfolio	$141,044,272	$—	$—	$141,044,272
SSGA Income Allocation Portfolio	120,922,893	—	—	120,922,893
SSGA Global Allocation Portfolio	144,417,858	—	—	144,417,858
Blackstone/GSO Senior Loan Portfolio	11,996,420	688,256,066	—	700,252,486
SSGA Ultra Short Term Bond Portfolio	487,918	15,512,937	—	16,000,855
State Street DoubleLine Total Return Tactical Portfolio	152,859,462	657,530,307	—	810,389,769
SSGA MFS Systematic Core Equity Portfolio	2,938,003	—	—	2,938,003
SSGA MFS Systematic Growth Equity Portfolio	6,038,178	—	—	6,038,178
SSGA MFS Systematic Value Equity Portfolio	2,906,960	—	—	2,906,960
State Street Risk Aware Portfolio	1,966,050	—	—	1,966,050

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no transfers between levels for period ended June 30, 2015.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gains distributions, if any, are recognized on the ex-dividend date. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock, if any, are received as dividend income at fair value. Distributions received by a Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses from the sale or disposition of securities are determined using the identified cost method.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio. Trustees’ fees and other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios. In addition to the these direct expenses, the Portfolios bear certain expenses indirectly, such as fees of underlying Portfolios in which the Portfolio invest that are reflected in the reported value of such Portfolios.

Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policy at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of transactions. The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Portfolio as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Federal Income Tax

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015

Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. The Portfolios have reviewed the tax positions for the open tax years as of June 30, 2015 and have determined that no provision for income tax is required in the Portfolios’ Financial Statements. The Portfolios’ federal tax returns are subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolios’ recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Portfolio has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Portfolios, facilities furnished, and expenses borne by the Adviser, each Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Portfolio’s average daily net assets as shown in the following table:

Annual Rate
SSGA Multi-Asset Real Return Portfolio	0.20%
SSGA Income Allocation Portfolio	0.20%
SSGA Global Allocation Portfolio	0.20%
Blackstone/GSO Senior Loan Portfolio	0.30%
SSGA Ultra Short Term Bond Portfolio	0.20%
State Street DoubleLine Total Return Tactical Portfolio	0.30%
SSGA MFS Systematic Core Equity Portfolio	0.30%
SSGA MFS Systematic Growth Equity Portfolio	0.30%
SSGA MFS Systematic Value Equity Portfolio	0.30%
State Street Risk Aware Portfolio	0.25%

The Adviser pays all operating expenses of each Portfolio other than management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

GSO/Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the SPDR Blackstone/GSO Senior Loan Portfolio from the Adviser.

Massachusetts Financial Services Company receives fees for its services as sub-adviser to the SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio and SSGA Systematic Value Equity Portfolio from the Adviser.

DoubleLine Capital LP receives fees for its services as the sub-adviser to the SPDR DoubleLine Total Return Portfolio from the Adviser.

Effective June 1, 2015, SSGA FM serves as Administrator and State Street Bank and Trust Company (“State Street”) serves as sub-administrator. State Street, an affiliate of the Adviser, receives fees for its services as Custodian, Sub-Administrator and Transfer Agent from the Adviser.

Trustees’	Fees

The Trust, SSGA Master Trust, SPDR Series Trust and SPDR Index Shares Funds (together with the Trust, the “Trusts”) pay, in the aggregate, each Independent Trustee an annual fee of $185,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015

among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions	with Affiliates

Each Portfolio may invest in certain money market funds and underlying funds affiliated with the Adviser. Amounts related to investments in affiliated underlying funds at June 30, 2015, and for the period then ended are:

SSGA Multi-Asset Real Return Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
Barclays TIPS ETF	243,141	$13,941,705	$19,231,767	337,986	$10,212,852	180,604	400,523	$22,321,147	$131,187	$(90,423)
DB International Government Inflation-Protected Bond ETF	39,783	2,466,944	7,689,708	127,908	2,755,651	48,591	119,100	6,539,781	75,496	(60,873)
S&P Global Natural Resources ETF	971,968	51,368,509	26,346,652	556,456	26,870,357	589,458	938,966	39,483,520	1,307,005	(1,495,268)
S&P International Energy Sector ETF	114,255	3,376,235	1,764,205	81,111	1,094,840	50,550	144,816	2,802,190	114,301	33,640
S&P Metals & Mining ETF	118,602	5,010,934	2,595,346	78,454	4,880,868	171,605	25,451	619,223	69,214	(1,791,856)
Energy Select Sector Fund	67,060	6,712,706	7,017,014	84,255	5,280,902	62,395	88,920	6,683,227	166,496	(94,834)
Dow Jones International Real Estate ETF	418,421	18,510,945	7,168,673	165,898	12,815,453	297,628	286,691	12,000,886	399,269	21,396
Dow Jones REIT ETF	242,545	20,131,235	10,373,595	115,886	17,519,011	200,274	158,157	13,345,286	537,459	1,127,939
State Street Institutional Liquid Reserves Fund	334,186	334,186	30,856,850	30,856,850	24,466,844	24,466,844	6,724,192	6,724,192	5,230	—

SSGA Income Allocation Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
S&P Dividend ETF	208,856	$15,996,281	$5,829,636	74,944	$17,125,995	220,689	63,111	$4,809,689	$739,224	$1,498,458
Wells Fargo Preferred Stock ETF	118,540	5,174,271	1,782,911	40,270	899,824	20,382	138,428	6,006,391	328,155	(2,981)
Consumer Discretionary Select Sector Fund	—	—	2,627,218	34,676	194,700	2,546	32,130	2,457,303	7,936	1,928
Financial Select Sector Fund	—	—	4,927,921	206,843	4,922,719	206,843	—	—	30,777	(5,202)
Health Care Select Sector Fund	34,459	2,096,141	773,124	11,146	870,199	12,603	33,002	2,455,019	32,355	52,303
Industrial Select Sector Fund	37,178	2,009,843	2,179,956	41,946	4,304,210	79,124	—	—	—	246,424
Material Select Fund	—	—	2,105,540	42,763	2,125,650	42,763	—	—	—	20,110
Technology Select Sector Fund	53,943	2,068,714	691,333	16,752	551,982	13,327	57,368	2,375,035	43,122	35,454
Barclays Convertible Securities ETF	51,996	2,625,798	4,606,055	93,281	929,345	19,103	126,174	6,002,097	394,327	42,385
Barclays High Yield Bond ETF	183,915	7,674,773	17,020,214	432,634	3,834,348	95,384	521,165	20,028,371	620,385	37,692
Barclays Long Term Corporate Bond ETF	348,105	14,133,063	8,808,965	214,325	4,785,586	118,288	444,142	17,006,197	726,264	(41,765)
Barclays Long Term Treasury Bond ETF	110,934	7,354,924	7,436,868	101,482	5,900,898	87,168	125,248	8,556,943	215,390	(271,270)
Barclays TIPS ETF	64,001	3,669,817	1,581,838	27,839	3,321,555	58,683	33,157	1,847,840	27,583	32,005
EURO STOXX 50 ETF	34,566	1,495,671	631,181	16,439	1,908,484	51,005	—	—	12,164	108,244
S&P Emerging Markets Dividend ETF	101,157	4,055,384	4,575,072	121,467	6,344,993	186,191	36,433	1,192,452	155,200	(1,136,905)

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015

SSGA Income Allocation Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
S&P Global Infrastructure 100 ETF	81,481	$4,145,753	$1,295,850	26,467	$1,548,618	31,337	76,611	$3,573,137	$101,408	$185,960
S&P International Dividend ETF	118,992	6,104,290	2,904,056	64,682	4,087,524	97,788	85,886	3,561,693	245,172	(625,774)
STOXX Europe 50 ETF	154,452	6,080,775	2,365,459	66,245	3,150,372	84,685	136,012	4,729,137	162,914	(32,210)
Barclays Emerging Markets Local Bond ETF	99,028	3,091,654	2,370,627	79,776	1,238,387	43,551	135,253	3,662,651	—	(118,862)
Barclays International Corporate Bond ETF	55,214	2,087,090	1,133,247	34,028	2,866,001	89,242	—	—	20,921	(270,943)
Dow Jones International Real Estate ETF	136,457	6,036,858	2,923,253	67,924	3,762,474	88,044	116,337	4,869,867	170,768	(49,819)
Barclays Intermediate Term Corporate Bond ETF	—	—	3,699,736	107,996	1,220,497	35,807	72,189	2,449,373	7,725	(11,501)
Dow Jones REIT ETF	86,378	7,169,374	8,537,323	95,476	7,519,590	83,266	98,588	8,318,855	290,941	187,509
State Street Institutional Liquid Reserves Fund	519,279	519,279	15,385,237	15,385,237	13,116,634	13,116,634	2,787,882	2,787,882	2,639	—

SSGA Global Allocation Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
S&P 500 ETF Trust	100,138	$19,599,009	$25,405,561	127,207	$33,824,563	164,255	63,090	$12,987,076	$490,778	$2,098,427
S&P 500 Growth ETF	21,483	1,954,309	2,857,797	29,722	4,840,809	51,205	—	—	10,311	149,789
S&P 500 Value ETF	—	—	1,001,342	10,229	987,607	10,229	—	—	2	(13,735)
S&P MidCap 400 ETF Trust	7,604	1,981,298	3,068,181	11,728	5,005,845	19,332	—	—	10,427	259,724
Consumer Discretionary Select Sector Fund	—	—	2,945,595	38,868	40,880	540	38,328	2,931,325	9,467	(755)
Financial Select Sector Fund	—	—	5,640,392	235,859	5,631,647	235,859	—	—	32,267	(8,745)
Health Care Select Sector Fund	32,724	1,990,601	1,549,710	22,905	1,109,472	16,250	39,379	2,929,404	35,645	63,337
Industrial Select Sector Fund	35,237	1,904,912	2,507,174	48,258	4,546,345	83,495	—	—	—	248,409
Material Select Fund	—	—	2,139,726	43,420	2,155,966	43,420	—	—	348	16,240
Technology Select Sector Fund	51,139	1,961,181	1,628,926	39,691	895,762	21,891	68,939	2,854,075	47,534	53,069
Barclays Aggregate Bond ETF	50,949	2,953,004	3,487,306	59,869	3,485,347	60,132	50,686	2,909,377	38,095	58,154
Barclays High Yield Bond ETF	47,109	1,965,858	24,945,773	635,743	3,329,800	83,359	599,493	23,038,516	377,156	47,238
Barclays Intermediate Term Corporate Bond ETF	—	—	2,503,135	72,998	1,061,850	31,132	41,866	1,420,513	5,265	(10,379)
Barclays Long Term Corporate Bond ETF	146,578	5,951,067	14,557,191	356,691	8,286,120	200,409	302,860	11,596,510	453,236	96,328
Barclays Long Term Treasury ETF	—	—	11,673,979	159,785	6,480,792	94,537	65,248	4,457,743	80,891	(551,971)
Barclays TIPS ETF	60,632	3,476,639	2,558,910	45,556	3,031,572	53,819	52,369	2,918,525	28,701	6,241
DB International Government Inflation-Protected Bond ETF	23,868	1,480,055	161,046	2,619	1,594,025	26,487	—	—	6,627	11,937
EURO STOXX 50 ETF	65,373	2,828,690	369,489	9,103	3,000,462	74,476	—	—	1,278	(96,012)
Russell/Nomura PRIME Japan ETF	86,174	4,002,782	883,218	19,785	4,746,518	105,959	—	—	—	170,431
S&P Emerging Markets ETF	72,046	4,871,390	3,686,528	53,575	6,841,816	103,484	22,137	1,426,508	10,182	(69,286)

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015

SSGA Global Allocation Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
S&P Emerging Markets Small Cap ETF	—	$—	$1,137,450	22,783	$1,090,796	22,783	—	$—	$—	$(46,654)
S&P International Small Cap ETF	84,669	2,990,509	2,859,938	94,822	1,049,244	36,360	143,131	4,368,358	446,769	(65,382)
S&P World ex-US ETF	638,099	19,315,257	14,905,065	529,019	10,659,511	382,067	785,051	22,075,634	591,383	(134,434)
STOXX Europe 50 ETF	73,112	2,878,419	377,847	9,807	3,127,970	82,919	—	—	365	92,946
Barclays Emerging Markets Local Bond ETF	—	—	1,334,965	43,371	1,243,385	43,371	—	—	—	(91,580)
Barclays International Corporate Bond ETF	26,163	988,961	973,507	28,690	1,775,042	54,853	—	—	11,230	(121,933)
Barclays International Treasury Bond ETF	16,302	990,999	1,871,858	32,795	2,739,161	49,097	—	—	13,787	(72,037)
Dow Jones International Real Estate ETF	120,691	5,339,370	5,109,624	118,747	7,209,275	170,508	68,930	2,885,410	132,089	(106,213)
Dow Jones REIT ETF	76,299	6,332,817	13,032,207	145,515	9,462,007	104,026	117,788	9,938,950	325,402	418,651
State Street Institutional Liquid Reserves Fund	2,055,704	2,055,704	30,820,158	30,820,158	17,820,905	17,820,905	15,054,957	15,054,957	9,362	—

Blackstone/GSO Senior Loan Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	39,685,659	$39,685,659	$304,550,814	304,550,814	$332,240,053	332,240,053	11,996,420	$11,996,420	$24,468	$—

SSGA Ultra Short Term Bond Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	518,551	$518,551	$9,480,119	9,480,119	$9,510,752	9,510,752	487,918	$487,918	$265	$—

State Street DoubleLine Total Return Tactical Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$659,335,107	659,335,107	$506,475,645	506,475,645	152,859,462	$152,859,462	$32,846	$—

SSGA MFS Systematic Core Equity Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	58,605	$58,605	$80,747	80,747	$113,247	113,247	26,105	$26,105	$22	$—

SSGA MFS Systematic Growth Equity Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	75,976	$75,976	$103,471	103,471	$115,776	115,776	63,671	$63,671	$27	$—

SSGA MFS Systematic Value Equity Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	81,360	$81,360	$80,996	80,996	$134,746	134,746	27,610	$27,610	$24	$—

State Street Risk Aware Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 6/30/15	Value at 6/30/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$157,581	157,581	$148,461	148,461	9,120	$9,120	$8	$—

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015

4.	Aggregate Unrealized Appreciation and Depreciation

As of June 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$153,261,006	$—	$(11,266,393)	$(11,266,393)
SSGA Income Allocation Portfolio	122,388,952	—	(1,241,343)	(1,241,343)
SSGA Global Allocation Portfolio	143,800,870	973,267	—	973,267
Blackstone/GSO Senior Loan Portfolio	709,250,208	—	(8,997,705)	(8,997,705)
SSGA Ultra Short Term Bond Portfolio	16,027,910	—	(9,796)	(9,796)
State Street DoubleLine Total Return Tactical Portfolio	753,396,763	—	(6,703,699)	(6,703,699)
SSGA MFS Systematic Core Equity Portfolio	2,600,481	338,583	—	338,583
SSGA MFS Systematic Growth Equity Portfolio	5,664,070	379,634	—	379,634
SSGA MFS Systematic Value Equity Portfolio	2,605,096	303,285	—	303,285
State Street Risk Aware Portfolio	1,955,175	10,872	—	10,872

5.	Investment Transactions

For the year ended June 30, 2015, the Portfolios had purchases and sales of investment securities as follows:

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio	Blackstone/ GSO Senior Loan Portfolio	SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio	State Street Risk Aware Portfolio
Purchases
Long Term	109,561,936	105,787,559	177,029,302	573,696,454	12,186,323	56,914,298	1,625,194	5,510,390	1,802,138	6,619,855

Sales
Long Term	110,882,297	84,355,715	140,528,776	465,779,121	9,511,050	21,329,834	4,387,926	5,314,693	4,456,843	4,439,922

For the year ended June 30, 2015, the Portfolios had no long term purchases and sales of U.S. Government obligations.

For the year ended June 30, 2015, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

6.	Line of Credit

Blackstone/GSO Senior Loan Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $300 million revolving credit facility provided by a syndication of banks. Blackstone/GSO Senior Loan Portfolio has exclusive access to $100 million of the total credit facility. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Blackstone/GSO Senior Loan Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees on the shared credit line are allocated among each of the Participants based on net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1%. Blackstone/GSO Senior Loan Portfolio may borrow up to a maximum of 25 percent of its assets. Blackstone/GSO Senior Loan Portfolio had no outstanding loans during the year ended June 30, 2015.

7.	Risks

Although the Portfolios do not intend to concentrate their investments in any particular industry, if a Portfolio concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

SSGA Multi-Asset Real Return Portfolio, SSGA Income Allocation Portfolio and SSGA Global Allocation Portfolio invest their assets in other exchange-traded products (referred to as “underlying funds). The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolios in debt securities. Investments in debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. Certain underlying funds invest their portfolios in foreign securities including emerging markets. Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the United States pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Investment in emerging markets involves greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. Certain underlying funds invest their portfolios in commodities markets. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

The Blackstone/GSO Senior Loan Portfolio and DoubleLine Total Return Tactical Portfolio invest their assets in senior loans. Investments in senior loans are subject to credit risks which may include delay in receiving payments of principal and interest paid by the borrower to the agent or by the agent to the lender or offsets against payments received from the borrower.

SSGA Ultra Short Term Bond Portfolio invests primarily in investment grade debt securities with varying maturities. Investments in debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates.

SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio, SSGA MFS Systematic Value Equity Portfolio and State Street Risk Aware Portfolio invest in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

An investment in a Portfolio involves risks similar to those of investing in any fund, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The values of securities could decline generally or could underperform other investments. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities market. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA MASTER TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and Board of Trustees of

SSGA Master Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSGA Master Trust (comprising, respectively, SSGA Multi-Asset Real Return Portfolio, SSGA Income Allocation Portfolio, SSGA Global Allocation Portfolio, Blackstone/GSO Senior Loan Portfolio, SSGA Ultra Short Term Bond Portfolio, State Street DoubleLine Total Return Tactical Portfolio, SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio, SSGA MFS Systematic Value Equity Portfolio and State Street Risk Aware Portfolio) (collectively, the “Portfolios”) as of June 30, 2015, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting SSGA Master Trust at June 30, 2015, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 31, 2015

SSGA MASTER TRUST

OTHER INFORMATION

June 30, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolios’ investment adviser to vote proxies relating to the Portfolios’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolios’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Portfolios file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Portfolios’ website at www.spdrs.com.

Approval of Advisory Agreements

At in-person meetings held prior to June 30, 2015, the Board of Trustees of the Trusts (the “Board”) evaluated proposals (1) to continue the separate Investment Advisory Agreements (the “Agreements”) between each Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational series of SSGA Active Trust (the “Current ETFs”) and SSGA Master Trust (together with the Current ETFs, the “Current Funds”), and (2) to approve the separate Agreements between the Adviser and (a) the SSGA Active Trust with respect to the SPDR DoubleLine Total Return Tactical ETF (the “New ETF” and, together with the Current ETFs, the “ETFs”), a new series of the SSGA Active Trust, and (b) SSGA Master Trust with respect to the New ETF’s corresponding master fund, the State Street DoubleLine Total Return Tactical Portfolio (together with the New ETF, the “New Funds”) (with the Current Funds and New Funds collectively being referred to hereafter as the “Funds”), each of which commenced operations during the period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreements.

In evaluating the Agreements, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trusts’ sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by, or expected to be provided by, the Adviser with respect to the Funds under the Agreements, (ii) investment performance of the Current Funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trusts, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Funds grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by, or expected to be provided by, the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the ETFs as exchange-traded funds in a master-feeder structure and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management and oversight resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the

SSGA ACTIVE TRUST

OTHER INFORMATION (continued)

June 30, 2015 (Unaudited)

investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board also considered the Adviser’s experience in active management, managing exchange-traded funds in master-feeder structures and overseeing third-party sub-advisers, as applicable.

Investment Performance

The Board then reviewed the Current Funds’ performance. The Board compared each Current Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable funds, noting that the performance of each Current Fund was satisfactory.

Profits Realized by Adviser

The Board considered the profitability of the advisory arrangement with the Funds to the Adviser, including data on the Current Funds’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

Fees Charged to Comparable Funds

The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed, as applicable. The Board reviewed the universe of similar exchange-traded funds for the ETFs based upon data independently obtained from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the fee structure of the Funds in connection with the master-feeder structure, the historical expense ratios of the Current Funds and the estimated expense ratios for the New Funds. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreements did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the Funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

The Board, including the Independent Trustees voting separately, approved the Agreements for each Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each Agreement were as follows: (a) the nature and extent of the services provided, or expected to be provided, by the Adviser with respect to the Funds were appropriate; (b) the performance of each Current Fund had been satisfactory; (c) the Adviser’s unitary fee for each Fund, considered in relation to services provided or expected to be provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trusts’ relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser shared economies of scale with respect to the Current Funds by way of the relatively low fee structure of the Trusts.

SSGA ACTIVE TRUST

OTHER INFORMATION (continued)

June 30, 2015 (Unaudited)

Approval of GSO / Blackstone Debt Funds Management LLC Sub-Advisory Agreements

At an in-person meeting held prior to June 30, 2015, the Board also evaluated proposals to continue the separate Sub-Advisory Agreements (the “GSO / Blackstone Sub-Advisory Agreements”) between the Adviser and GSO / Blackstone Debt Funds Management LLC (“GSO / Blackstone”) with respect to the SPDR Blackstone / GSO Senior Loan ETF, a series of the SSGA Active Trust, and Blackstone / GSO Senior Loan Portfolio, a series of the SSGA Master Trust, each sub-advised by GSO / Blackstone (the “GSO / Blackstone Funds”). The Trustees who are not “interested persons” of the Trusts within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the GSO / Blackstone Sub-Advisory Agreements.

In evaluating the GSO / Blackstone Sub-Advisory Agreements, the Board drew on materials provided to them by GSO / Blackstone and the Adviser. In deciding whether to approve the GSO / Blackstone Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds under the GSO / Blackstone Sub-Advisory Agreements and (ii) investment performance of the GSO / Blackstone Funds. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to GSO / Blackstone under the GSO / Blackstone Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the GSO / Blackstone Funds.

The Board considered the background and experience of GSO / Blackstone’s senior management and, in particular, GSO / Blackstone’s experience in investing in senior loan securities. The Board reviewed the GSO / Blackstone Funds’ performance, noting that that the performance of the GSO / Blackstone Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each GSO / Blackstone Fund and GSO / Blackstone’s fees paid by the Adviser.

The Board, including the Independent Trustees voting separately, approved the GSO / Blackstone Sub-Advisory Agreements for each GSO / Blackstone Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each GSO / Blackstone Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds were appropriate; (b) the performance of the GSO / Blackstone Funds had been satisfactory; (c) GSO / Blackstone’s fees for the GSO / Blackstone Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to GSO / Blackstone were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to GSO / Blackstone adequately shared the economies of scale with each applicable GSO / Blackstone Fund by way of the relatively low fee structure of the Trusts.

Approval of Massachusetts Financial Services Company Sub-Advisory Agreements

At an in-person meeting held prior to June 30, 2015, the Board also evaluated proposals to continue the separate Sub-Advisory Agreements (the “MFS Sub-Advisory Agreements”) between the Adviser and Massachusetts Financial Services Company (“MFS”) with respect to the SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF, each a series of the SSGA Active Trust, and SSGA MFS Systematic Core Equity Portfolio, SSGA Systematic Growth Equity Portfolio and SSGA MFS Systematic Value Equity Portfolio, each a series of the SSGA Master Trust, each sub-advised by MFS (the “MFS Funds”). The Trustees who are not “interested persons” of the Trusts within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the MFS Sub-Advisory Agreements.

In evaluating the MFS Sub-Advisory Agreements, the Board drew on materials provided to them by MFS and the Adviser. In deciding whether to approve the MFS Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by MFS with respect to the MFS Funds under the MFS Sub-Advisory Agreements and (ii) investment performance of the MFS Funds. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to MFS under the MFS Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the MFS Funds.

The Board considered the background and experience of MFS’s senior management and, in particular, MFS’s experience in investing in equity securities. The Board reviewed the MFS Funds’ performance, noting that that the performance of the MFS Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each MFS Fund and MFS’s fees paid by the Adviser.

SSGA ACTIVE TRUST

OTHER INFORMATION (continued)

June 30, 2015 (Unaudited)

The Board, including the Independent Trustees voting separately, approved the MFS Sub-Advisory Agreements for each MFS Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each MFS Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by MFS with respect to the MFS Funds were appropriate; (b) the performance of the MFS Funds had been satisfactory; (c) MFS’s fees for the MFS Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to MFS were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to MFS adequately shared the economies of scale with each applicable MFS Fund by way of the relatively low fee structure of the Trusts.

Approval of DoubleLine Capital LP Sub-Advisory Agreements

At an in-person meeting held prior to June 30, 2015, the Board also considered the approval of separate Sub-Advisory Agreements (the “DoubleLine Sub-Advisory Agreements”) between the Adviser and DoubleLine Capital LP (“DoubleLine”) with respect to the SPDR DoubleLine Total Return Tactical ETF, a series of the SSGA Active Trust, and State Street DoubleLine Total Return Tactical Portfolio, a series of the SSGA Master Trust (together with the SPDR DoubleLine Total Return Tactical ETF, the “DoubleLine Funds”), under which each of the DoubleLine Funds would be sub-advised by DoubleLine. The Trustees who are not “interested persons” of the Trusts within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the DoubleLine Sub-Advisory Agreements.

In evaluating the DoubleLine Sub-Advisory Agreements, the Board drew on materials provided to them by DoubleLine and the Adviser. In deciding whether to approve the DoubleLine Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by DoubleLine with respect to the DoubleLine Funds under the DoubleLine Sub-Advisory Agreements; and (ii) investment performance of other actively managed mandates managed by DoubleLine. The Board was apprised of the portion of the advisory fee that the Adviser would pay to DoubleLine under the DoubleLine Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the DoubleLine Funds.

The Board considered the background and experience of DoubleLine’s senior management and in particular DoubleLine’s experience in investing in fixed income securities. The Board noted that DoubleLine would bring significant actively managed fixed income experience to bear in managing the DoubleLine Funds. The Board noted that DoubleLine has extensive experience in managing fixed income securities and reviewed DoubleLine’s assets under management in similar portfolios of securities.

The Board, including the Independent Trustees voting separately, approved the DoubleLine Sub-Advisory Agreements for the DoubleLine Funds after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each of the DoubleLine Sub-Advisory Agreements were as follows: (a) the nature and extent of the services expected to be provided by DoubleLine with respect to the DoubleLine Funds were adequate and appropriate; and (b) DoubleLine’s experience in managing fixed income securities is extensive; (c) DoubleLine’s fees for the DoubleLine Funds and the unitary fee, considered in relation to the services expected to be provided, were fair and reasonable; (d) any additional potential benefits to DoubleLine were not of a magnitude to materially affect the Board’s conclusions; and (e) fees expected to be paid to DoubleLine were expected to share economies of scale with each applicable DoubleLine Fund by way of the relatively low fee structure of the Trusts.

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2015

TRUSTEES AND OFFICERS OF THE TRUST

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During The Past 5 Years
Independent Trustees
FRANK NESVET c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Chief Executive Officer, Libra Group, Inc. (a financial services consulting company) (1998-present).	192	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Active Trust (Trustee).
DAVID M. KELLY c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Retired.	192	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired); SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Active Trust (Trustee).
BONNY EUGENIA BOATMAN c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	192	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Active Trust (Trustee).
DWIGHT D. CHURCHILL c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	192	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Active Trust (Trustee); Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Master Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	192	The Motley Fool Funds Trust (Trustee); SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Active Trust (Trustee).

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2015

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During The Past 5 Years
INTERESTED TRUSTEE
JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Senior Managing Director and Principal, State Street Global Advisors (2006-present); President, SSGA Funds Management, Inc. (2005-2012).	256

SPDR Index

Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Active Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

OFFICERS

Name, Address and Year Of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Assistant Treasurer	Term: Unlimited Served: since August 2012; Term: Unlimited Served: since April 2015	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014-present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005-present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since March 2011	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005-2008).

SSGA MASTER TRUST

OTHER INFORMATION (continued)

June 30, 2015

Name, Address and Year Of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).
CHRISTOPHER A. MADDEN State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*
PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,**
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Treasurer	Term: Unlimited Served: since March 2011	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer	Term: Unlimited Served: since November 2013

Vice President, State Street Global

Advisors and SSGA Funds

Management, Inc. (2013-Present);

Senior Vice President and Global

Head of Investment Compliance,

BofA Global Capital Management

(2010-2013); Director of Compliance,

AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)

SPDR Russell 1000® ETF (ONEK)

SPDR Russell 2000® ETF (TWOK)

SPDR S&P 500 Buyback ETF (SPYB)

SPDR S&P 500 Growth ETF (SPYG)

SPDR S&P 500 Value ETF (SPYV)

SPDR Russell Small Cap Completeness ETF (RSCO)

SPDR S&P 400 Mid Cap Growth ETF (MDYG)

SPDR S&P 400 Mid Cap Value ETF (MDYV)

SPDR S&P 600 Small Cap ETF (SLY)

SPDR S&P 600 Small Cap Growth ETF (SLYG)

SPDR S&P 600 Small Cap Value ETF (SLYV)

SPDR Global Dow ETF (DGT)

SPDR Dow Jones REIT ETF (RWR)

SPDR S&P Bank ETF (KBE)

SPDR S&P Capital Markets ETF (KCE)

SPDR S&P Insurance ETF (KIE)

SPDR S&P Regional Banking ETF (KRE)

SPDR Morgan Stanley Technology ETF (MTK)

SPDR S&P Dividend ETF (SDY)

SPDR S&P Aerospace & Defense ETF (XAR)

SPDR S&P Biotech ETF (XBI)

SPDR S&P Health Care Equipment ETF (XHE)

SPDR S&P Health Care Services ETF (XHS)

SPDR S&P Homebuilders ETF (XHB)

SPDR S&P Metals & Mining ETF (XME)

SPDR S&P Oil & Gas Equipment & Services ETF (XES)

SPDR S&P Oil & Gas Exploration & Production ETF (XOP)

SPDR S&P Pharmaceuticals ETF (XPH)

SPDR S&P Retail ETF (XRT)

SPDR S&P Semiconductor ETF (XSD)

SPDR S&P Software & Services ETF (XSW)

SPDR S&P Telecom ETF (XTL)

SPDR S&P Transportation ETF (XTN)

SPDR S&P 1500 Value Tilt ETF (VLU)

SPDR S&P 1500 Momentum Tilt ETF (MMTM)

SPDR Russell 1000 Low Volatility ETF (LGLV)

SPDR Russell 2000 Low Volatility ETF (SMLV)

SPDR MSCI USA Quality Mix ETF (QUS)

SPDR Wells Fargo Preferred Stock ETF (PSK)

SPDR Barclays 1-3 Month T-Bill ETF (BIL)

SPDR Barclays TIPS ETF (IPE)

SPDR Barclays 0-5 Year TIPS ETF (SIPE)

SPDR Barclays 1-10 Year TIPS ETF (TIPX)

SPDR Barclays Short Term Treasury ETF (SST)

SPDR Barclays Intermediate Term Treasury ETF (ITE)

SPDR Barclays Long Term Treasury ETF (TLO)

SPDR Barclays Short Term Corporate Bond ETF (SCPB)

SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)

SPDR Barclays Long Term Corporate Bond ETF (LWC)

SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)

SPDR Barclays Convertible Securities ETF (CWB)

SPDR Barclays Mortgage Backed Bond ETF (MBG)

SPDR Barclays Aggregate Bond ETF (LAG)

SPDR Nuveen Barclays Municipal Bond ETF (TFI)

SPDR Nuveen Barclays California Municipal Bond ETF (CXA)

SPDR Nuveen Barclays New York Municipal Bond ETF (INY)

SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)

SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)

SPDR Nuveen Barclays Build America Bond ETF (BABS)

SPDR DB International Government Inflation-Protected Bond ETF (WIP)

SPDR Barclays Short Term International Treasury Bond ETF (BWZ)

SPDR Barclays International Treasury Bond ETF (BWX)

SPDR Barclays International Corporate Bond ETF (IBND)

SPDR Barclays Emerging Markets Local Bond ETF (EBND)

SPDR Barclays International High Yield Bond ETF (IJNK)

SPDR Barclays High Yield Bond ETF (JNK)

SPDR Barclays Short Term High Yield Bond ETF (SJNK)

SPDR Barclays Investment Grade Floating Rate ETF (FLRN)

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (CJNK)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)

SPDR EURO STOXX 50 ETF (FEZ)

SPDR EURO STOXX Small Cap ETF (SMEZ)

SPDR EURO STOXX 50 Currency Hedged ETF (HFEZ)

SPDR S&P Emerging Asia Pacific ETF (GMF)

SPDR S&P Russia ETF (RBL)

SPDR S&P China ETF (GXC)

SPDR S&P Emerging Markets ETF (GMM)

SPDR S&P Emerging Markets Dividend ETF (EDIV)

SPDR S&P BRIC 40 ETF (BIK)

SPDR S&P Emerging Europe ETF (GUR)

SPDR S&P Emerging Latin America ETF (GML)

SPDR S&P Emerging Middle East & Africa ETF (GAF)

SPDR S&P World ex-US ETF (GWL)

SPDR S&P International Small Cap ETF (GWX)

SPDR Dow Jones International Real Estate ETF (RWX)

SPDR S&P Global Infrastructure ETF (GII)

SPDR S&P Global Natural Resources ETF (GNR)

SPDR MSCI ACWI ex-US ETF (CWI)

SPDR MSCI ACWI IMI ETF (ACIM)

SPDR MSCI ACWI Low Carbon Target ETF (LOWC)

SPDR MSCI EM 50 ETF (EMFT)

SPDR MSCI EM Beyond BRIC ETF (EMBB)

SPDR MSCI EAFE Quality Mix ETF (QEFA)

SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)

SPDR MSCI World Quality Mix ETF (QWLD)

SPDR MSCI Australia Quality Mix ETF (QAUS)

SPDR MSCI Canada Quality Mix ETF (QCAN)

SPDR MSCI Germany Quality Mix ETF (QDEU)

SPDR MSCI Japan Quality Mix ETF (QJPN)

SPDR MSCI Mexico Quality Mix ETF (QMEX)

SPDR MSCI South Korea Quality Mix ETF (QKOR)

SPDR MSCI Spain Quality Mix ETF (QESP)

SPDR MSCI Taiwan Quality Mix ETF (QTWN)

SPDR MSCI United Kingdom Quality Mix ETF (QGBR)

SPDR Russell/Nomura PRIME™ Japan ETF (JPP)

SPDR Russell/Nomura Small Cap™ Japan ETF (JSC)

SPDR S&P Global Dividend ETF (WDIV)

SPDR S&P International Dividend ETF (DWX)

SPDR S&P International Mid Cap ETF (MDD)

SPDR S&P Emerging Markets Small Cap ETF (EWX)

SPDR Dow Jones Global Real Estate ETF (RWO)

SPDR S&P International Consumer Discretionary Sector ETF (IPD)

SPDR S&P International Consumer Staples Sector ETF (IPS)

SPDR S&P International Energy Sector ETF (IPW)

SPDR S&P International Financial Sector ETF (IPF)

SPDR S&P International Health Care Sector ETF (IRY)

SPDR S&P International Industrial Sector ETF (IPN)

SPDR S&P International Materials Sector ETF (IRV)

SPDR S&P International Technology Sector ETF (IPK)

SPDR S&P International Telecommunications Sector ETF (IST)

SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)

The Consumer Staples Select Sector SPDR Fund (XLP)

The Energy Select Sector SPDR Fund (XLE)

The Financial Select Sector SPDR Fund (XLF)

The Health Care Select Sector SPDR Fund (XLV)

The Industrial Select Sector SPDR Fund (XLI)

The Materials Select Sector SPDR Fund (XLB)

The Technology Select Sector SPDR Fund (XLK)

The Utilities Select Sector SPDR Fund (XLU)

SSGA Active Trust

SPDR SSGA Multi-Asset Real Return ETF (RLY)

SPDR SSGA Income Allocation ETF (INKM)

SPDR SSGA Global Allocation ETF (GAL)

SPDR Blackstone/GSO Senior Loan ETF (SRLN)

SPDR SSGA Ultra Short Term Bond ETF (ULST)

SPDR DoubleLine Total Return Tactical ETF (TOTL)

State Street Clarion Global Infrastructure & MLP Portfolio (SSIDX)

SPDR MFS Systematic Core Equity ETF (SYE)

SPDR MFS Systematic Growth Equity ETF (SYG)

SPDR MFS Systematic Value Equity ETF (SYV)

SPDR SSGA Risk Aware ETF (RORO)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.

SSGA Master Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Ann Carpenter, Vice President and Assistant Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

2020 K Street, NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors, State Street Financial Center One Lincoln Street Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Because the SPDR SSGA Active Asset Allocation ETFs are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the ETFs to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.

Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.

Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

State Street Global Markets, LLC is the distributor for all registered products on behalf of the advisor. SSGA Funds Management has retained GSO Capital Partners, Massachusetts Financial Services Company & DoubleLine Capital LP as the sub-advisor.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value

State Street Global Advisors	© 2015 State Street Corporation SPDRACTAR IBG-16216

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2015 and June 30, 2014, the aggregate audit fees billed for professional services rendered by the principal accountant were $167,039 and $132,606, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2015 and June 30, 2014, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2015 and June 30, 2014, the aggregate tax fees billed for professional services rendered by the principal accountant were $126,070 and $98,880, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2015 and June 30, 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2015 (in millions)		FY 2014 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$16.0		$16.3
Tax Fees	6.0		4.7
All Other Fees	0.8		1.4

(1)	Information is for the calendar years 2014 and 2013, respectively.
(2)	Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees consisted of advisory services related to certain regulatory initiatives.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur

Item 6. Investments.

(a) A Schedule of Investments for each series of the registrant, is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: September 8, 2015

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date: September 8, 2015